Templeton Income Trust
Statement of Investments (unaudited), September 30, 2020
Templeton Emerging Markets Bond Fund
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 2,171,539 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 619,903 —
—
Total Common Stocks (Cost $14,998) ..........................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 2.2%
South Africa 0.0%
†
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 177,306 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 47,366 EUR 70
a,d,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 148,458 742
812
United States 2.2%
a,c,e
Reventazon Finance Trust, Senior
Secured Bond, 144A, 8%, 11/15/33 . Diversified Financial Services 536,580 553,022
Total Corporate Bonds (Cost $819,339) ........................................
553,834
Foreign Government and Agency Securities 53.3%
Argentina 5.9%
f,g
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 10,576,657 ARS 72,836
Index Linked, 1.2%, 3/18/22 ....... 101,845,427 ARS 688,461
Index Linked, 1.4%, 3/25/23 ....... 76,079,611 ARS 496,887
Index Linked, 1.5%, 3/25/24 ....... 25,188,811 ARS 154,806
g
Argentina Government Bond ,
16%, 10/17/23 ................. 9,877,000 ARS 38,851
15.5%, 10/17/26 ................ 4,332,000 ARS 12,935
1,464,776
Brazil 0.3%
Brazil Notas do Tesouro Nacional, 10%,
1/01/21 ...................... 375,000 BRL 68,089
Chile 7.8%
Chile Bonos Tesoreria Pesos ,
4.5%, 2/28/21 ................. 50,000,000 CLP 64,840
e
144A, Reg S, 4%, 3/01/23 ........ 1,090,000,000 CLP 1,505,094
2.5%, 3/01/25 ................. 150,000,000 CLP 201,139
Tesoreria General de LA Republica ,
4.5%, 3/01/21 ................. 135,000,000 CLP 175,069
1,946,142
Colombia 3.3%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 58,000,000 COP 15,521
Senior Bond, 9.85%, 6/28/27 ...... 13,000,000 COP 4,377

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Colombia (continued)
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 178,900,000 COP $ 50,020
B, 10%, 7/24/24 ................ 383,000,000 COP 123,031
B, 7.5%, 8/26/26 ............... 1,199,800,000 COP 361,579
B, 6%, 4/28/28 ................. 428,400,000 COP 118,404
B, 7.75%, 9/18/30 .............. 381,800,000 COP 115,362
B, 7%, 6/30/32 ................. 107,000,000 COP 30,314
818,608
Ethiopia 0.8%
e
Ethiopia Government Bond, Senior
Note, 144A, 6.625%, 12/11/24 ..... 200,000 201,056
Ghana 4.5%
Ghana Government Bond ,
24%, 11/23/20 ................. 220,000 GHS 38,727
24.75%, 3/01/21 ................ 100,000 GHS 17,985
16.5%, 3/22/21 ................ 1,710,000 GHS 298,541
16.25%, 5/17/21 ................ 1,140,000 GHS 198,659
24.5%, 6/21/21 ................ 730,000 GHS 133,815
24.75%, 7/19/21 ................ 540,000 GHS 99,317
19.5%, 10/18/21 ................ 885,000 GHS 157,714
18.75%, 1/24/22 ................ 320,000 GHS 56,419
18.25%, 7/25/22 ................ 50,000 GHS 8,640
17.6%, 11/28/22 ................ 150,000 GHS 25,651
16.5%, 2/06/23 ................ 200,000 GHS 32,939
19.75%, 3/25/24 ................ 270,000 GHS 46,811
1,115,218
India 2.5%
India Government Bond, 7.26%, 1/14/29 43,000,000 INR 624,514
Indonesia 4.6%
Indonesia Government Bond, FR61, 7%,
5/15/22 ...................... 16,436,000,000 IDR 1,150,630
Mexico 14.3%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/10/21 ............... 3,400,000 MXN 155,700
M, Senior Note, 7.25%, 12/09/21 ... 25,330,000 MXN 1,183,170
M, 6.5%, 6/09/22 ............... 29,203,000 MXN 1,363,721
M, Senior Note, 6.75%, 3/09/23 .... 6,113,000 MXN 290,806
M, Senior Bond, 8%, 12/07/23 ..... 2,094,000 MXN 103,906
M 20, 10%, 12/05/24 ............ 8,780,000 MXN 471,966
3,569,269
Senegal 0.8%
e
Senegal Government Bond, Senior
Note, 144A, 6.25%, 7/30/24 ....... 200,000 206,230
South Korea 4.6%
Korea Treasury Bond ,
1.875%, 6/10/26 ................ 96,500,000 KRW 85,809
1.375%, 12/10/29 ............... 1,226,500,000 KRW 1,047,106
1,132,915

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Thailand 3.9%
Bank of Thailand ,
Senior Note, 1.75%, 2/18/21 ...... 300,000 THB $ 9,534
1.62%, 3/12/21 ................ 350,000 THB 11,127
1.84%, 5/27/21 ................ 1,950,000 THB 62,211
1.43%, 8/26/21 ................ 810,000 THB 25,833
Senior Note, 1.32%, 11/25/21 ...... 2,660,000 THB 84,901
0.9%, 2/24/22 ................. 22,768,000 THB 723,551
Thailand Government Bond, Senior
Bond, 3.65%, 12/17/21 ........... 1,470,000 THB 48,250
965,407
Total Foreign Government and Agency Securities (Cost $14,184,484) ..............
13,262,854
Total Long Term Investments (Cost $15,018,821) ................................
13,816,688
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.4%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
72.90 JPY, Expires 4/29/21 ....... 1 46,000 AUD 1,833
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 79.00 JPY, Expires 1/22/21 ... 1 387,000 AUD 2,222
Foreign Exchange AUD/JPY,
Counterparty CITI, October Strike
Price 80.40 JPY, Expires 10/22/20 .. 1 460,000 AUD 37
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
81.00 JPY, Expires 4/29/21 ....... 1 280,000 AUD 1,544
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
81.00 JPY, Expires 6/21/21 ....... 1 431,000 AUD 2,987
Foreign Exchange AUD/JPY,
Counterparty CITI, October Strike
Price 81.10 JPY, Expires 10/30/20 .. 1 432,000 AUD 42
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 82.15 JPY, Expires 12/21/20 .. 1 517,000 AUD 428
Foreign Exchange AUD/JPY,
Counterparty CITI, November Strike
Price 84.33 JPY, Expires 11/12/20 .. 1 129,000 AUD 6
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.45 AUD, Expires 1/22/21 ... 1 245,021 2,952
Foreign Exchange USD/AUD,
Counterparty HSBK, March Strike
Price 1.46 AUD, Expires 3/22/21 ... 1 208,392 3,018
Foreign Exchange USD/AUD,
Counterparty MSCO, February Strike
Price 1.47 AUD, Expires 2/02/21 ... 1 332,031 3,208

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/AUD,
Counterparty MSCO, January Strike
Price 1.48 AUD, Expires 1/21/21 ... 1 289,670 $ 2,400
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.50 AUD, Expires 10/28/20 .. 1 153,686 73
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.53 AUD, Expires 2/08/21 ... 1 299,532 1,600
Foreign Exchange USD/AUD,
Counterparty MSCO, November Strike
Price 1.54 AUD, Expires 11/19/20 ... 1 316,224 257
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.54 AUD, Expires 2/10/21 ... 1 356,773 1,649
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 23.97 MXN, Expires 12/07/20 . 1 381,000 4,793
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 24.50 MXN, Expires 1/14/21 .. 1 121,000 1,774
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 49,000 311
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 522,000 3,310
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 520,000 3,297
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 26.72 MXN, Expires 11/09/20 . 1 507,000 505
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 457,000 8,188
46,434
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
58.95 JPY, Expires 6/21/21 ....... 1 575,000 AUD 1,541
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 65.85 JPY, Expires 12/21/20 .. 1 258,000 AUD 332
Foreign Exchange AUD/JPY,
Counterparty CITI, November Strike
Price 66.78 JPY, Expires 11/12/20 .. 1 64,000 AUD 24
Foreign Exchange AUD/JPY,
Counterparty CITI, March Strike Price
68.50 JPY, Expires 3/24/21 ....... 1 258,000 AUD 1,676

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, November Strike
Price 69.18 JPY, Expires 11/12/20 .. 1 39,000 AUD $ 35
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 230,000 AUD 2,562
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 460,000 AUD 5,124
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.00 JPY, Expires 4/29/21 ....... 1 746,000 AUD 9,078
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.44 JPY, Expires 6/21/21 ....... 1 575,000 AUD 8,809
Foreign Exchange USD/AUD,
Counterparty MSCO, May Strike Price
1.30 AUD, Expires 5/12/21 ........ 1 237,739 1,942
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.33 AUD, Expires 10/28/20 .. 1 86,423 43
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.33 AUD, Expires 1/22/21 ... 1 86,365 582
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.34 AUD, Expires 2/08/21 ... 1 170,949 1,571
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.40 AUD, Expires 1/22/21 ... 1 82,362 2,011
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
20.66 MXN, Expires 3/24/21 ....... 1 152,000 1,774
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 20.95 MXN, Expires 1/14/21 .. 1 130,000 1,578
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 20.95 MXN, Expires 1/14/21 .. 1 87,000 1,056
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 22.45 MXN, Expires 11/09/20 . 1 254,000 7,872
47,610
Total Options Purchased (Cost $210,925) ......................................
94,044

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

Short Term Investments 43.3%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 9.7%
Argentina 0.8%
f,g
Argentina Letras de la Nacion Argentina
con Ajuste por CER, Index Linked,
Zero Cpn ., 12/04/20 ............. 27,169,066 ARS $ 187,687
Brazil 8.7%
h
Brazil Letras do Tesouro Nacional ,
10/01/20 ..................... 5,100,000 BRL 907,934
4/01/21 ...................... 1,970,000 BRL 346,926
10/01/21 ..................... 2,900,000 BRL 502,245
1/01/22 ...................... 2,440,000 BRL 418,423
2,175,528
Mexico 0.2%
h
Mexico Cetes ,
BI, 10/22/20 ................... 16,500 MXN 744
BI, 11/05/20 ................... 60,800 MXN 2,737
BI, 12/03/20 ................... 306,600 MXN 13,756
BI, 12/17/20 ................... 9,700 MXN 435
BI, 1/28/21 .................... 306,700 MXN 13,670
BI, 2/25/21 .................... 244,500 MXN 10,863
BI, 3/25/21 .................... 50,200 MXN 2,223
44,428
Total Foreign Government and Agency Securities (Cost $2,843,696) ...............
2,407,643
Industry Shares
Money Market Funds 33.6%
United States 33.6%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 8,356,632 8,356,632
Total Money Market Funds (Cost $8,356,632) ...................................
8,356,632
a a a a a
Total Short Term Investments (Cost $11,200,328 ) ................................
10,764,275
a a a
a
Total Investments (Cost $26,430,074) 99.2% ....................................
$24,675,007
Options Written (0.7)% .......................................................
(165,095)
Other Assets, less Liabilities 1.5% .............................................
370,811
Net Assets 100.0% ...........................................................
$24,880,723
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.7)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.75 JPY, Expires 4/29/21 ....... 1 560,000 AUD (26,823)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.70 JPY, Expires 12/21/20 .. 1 517,000 AUD (7,800)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.00 JPY, Expires 1/22/21 ... 1 387,000 AUD $ (6,272)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.95 JPY, Expires 1/22/21 ... 1 460,000 AUD (5,533)
Foreign Exchange AUD/JPY,
Counterparty CITI, October Strike
Price 77.45 JPY, Expires 10/30/20 .. 1 432,000 AUD (965)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
78.00 JPY, Expires 6/21/21 ....... 1 431,000 AUD (6,517)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.40 AUD, Expires 1/22/21 ... 1 82,362 (1,984)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.44 AUD, Expires 10/21/20 .. 1 148,409 (254)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.46 AUD, Expires 10/26/20 .. 1 119,613 (135)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.52 AUD, Expires 1/22/21 ... 1 113,417 (593)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.52 AUD, Expires 1/27/21 ... 1 100,001 (530)
Foreign Exchange USD/AUD,
Counterparty HSBK, March Strike
Price 1.54 AUD, Expires 3/22/21 ... 1 80,488 (508)
Foreign Exchange USD/AUD,
Counterparty MSCO, January Strike
Price 1.57 AUD, Expires 1/21/21 ... 1 136,275 (389)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 23.46 MXN, Expires 12/07/20 . 1 127,000 (2,147)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 25.43 MXN, Expires 12/07/20 . 1 127,000 (718)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 25.45 MXN, Expires 1/14/21 .. 1 87,000 (847)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 27.60 MXN, Expires 1/14/21 .. 1 61,000 (261)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 152,000 (3,710)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 29.21 MXN, Expires 1/14/21 .. 1 173,000 (436)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 31.74 MXN, Expires 11/09/20 . 1 254,000 (24)
(66,446)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
64.86 JPY, Expires 6/21/21 ....... 1 862,000 AUD $ (5,117)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
66.00 JPY, Expires 4/29/21 ....... 1 373,000 AUD (2,063)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
72.90 JPY, Expires 4/29/21 ....... 1 46,000 AUD (765)
Foreign Exchange USD/AUD,
Counterparty HSBK, May Strike Price
1.29 AUD, Expires 5/05/21 ........ 1 222,425 (1,372)
Foreign Exchange USD/AUD,
Counterparty MSCO, May Strike Price
1.35 AUD, Expires 5/12/21 ........ 1 457,627 (8,304)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.38 AUD, Expires 10/21/20 .. 1 155,064 (690)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.39 AUD, Expires 10/28/20 .. 1 82,904 (648)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.40 AUD, Expires 10/26/20 .. 1 125,213 (1,385)
Foreign Exchange USD/AUD,
Counterparty HSBK, November Strike
Price 1.40 AUD, Expires 11/05/20 ... 1 122,688 (1,853)
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.44 AUD, Expires 2/08/21 ... 1 158,514 (7,782)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 22.37 MXN, Expires 1/14/21 .. 1 130,000 (5,038)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.10 MXN, Expires 1/14/21 .. 1 87,000 (5,194)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.10 MXN, Expires 1/14/21 .. 1 289,000 (17,255)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 23.88 MXN, Expires 11/09/20 . 1 507,000 (41,183)
(98,649)
Total Options Written (Premiums received $131,397) ............................
$ (165,095)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

At September 30, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3.
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $2,466,214, representing 9.9% of net assets.
f
Redemption price at maturity is adjusted for inflation.
g
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 8 regarding fair value measurements.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 7 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... CITI Buy 1,166,816 209,670 10/02/20 $ — $ (1,946)
Brazilian Real ...... CITI Sell 1,166,816 225,145 10/02/20 17,422 —
Brazilian Real ...... DBAB Buy 400,000 71,742 10/02/20 — (532)
Brazilian Real ...... DBAB Sell 400,000 71,459 10/02/20 249 —
Brazilian Real ...... HSBK Buy 2,736,600 491,125 10/02/20 — (3,939)
Brazilian Real ...... HSBK Sell 2,736,600 513,337 10/02/20 26,151 —
Brazilian Real ...... JPHQ Buy 265,466 47,601 10/02/20 — (341)
Brazilian Real ...... JPHQ Sell 265,466 46,518 10/02/20 — (742)
Mexican Peso ...... CITI Sell 2,287,000 110,983 10/08/20 7,701 —
Mexican Peso ...... CITI Sell 1,718,000 83,251 10/09/20 5,674 —
Australian Dollar .... BNDP Sell 492,000 36,819,164 JPY 10/13/20 — (3,199)
Australian Dollar .... HSBK Sell 72,500 5,424,486 JPY 10/13/20 — (482)
Australian Dollar .... JPHQ Sell 105,004 7,848,751 JPY 10/13/20 — (770)
Australian Dollar .... JPHQ Sell 237,498 18,067,283 JPY 10/14/20 2,184 (940)
Euro ............. DBAB Buy 159,837 175,027 10/15/20 12,393 —
Euro ............. DBAB Sell 159,837 180,616 10/15/20 — (6,803)
Japanese Yen ...... HSBK Buy 50,614,050 473,216 10/21/20 6,664 —
Japanese Yen ...... JPHQ Buy 9,929,110 92,782 10/21/20 1,358 —
Australian Dollar .... MSCO Sell 84,000 61,252 10/23/20 1,109 —
Japanese Yen ...... JPHQ Buy 16,809,900 156,732 10/23/20 2,649 —
Euro ............. DBAB Buy 128,180 140,386 10/26/20 9,954 —
Euro ............. DBAB Sell 128,180 145,923 10/26/20 — (4,417)
Australian Dollar .... HSBK Sell 228,000 162,414 10/29/20 — (832)
Australian Dollar .... SCNY Sell 1,522,000 114,466,576 JPY 10/30/20 — (4,352)
Brazilian Real ...... CITI Sell 2,020,000 368,096 11/04/20 8,786 —
Brazilian Real ...... HSBK Buy 931,100 166,969 11/04/20 — (1,348)
Brazilian Real ...... HSBK Sell 2,651,440 509,824 11/04/20 38,196 —
Brazilian Real ...... JPHQ Sell 1,671,977 302,637 11/04/20 5,232 —
Thai Baht ......... DBAB Sell 15,130,000 466,912 11/12/20 — (10,812)
Chilean Peso ...... BAST Sell 985,116,436 1,201,215 11/19/20 — (54,229)
South Korean Won .. DBAB Buy 888,800,000 740,543 11/19/20 21,735 —
South Korean Won .. DBAB Sell 1,226,250,000 999,633 11/19/20 — (52,059)
South Korean Won .. SCNY Buy 171,400,000 146,486 11/19/20 515 —
South Korean Won .. SCNY Sell 1,205,000,000 982,390 11/19/20 — (51,077)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

See A bbreviations on page 63 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Australian Dollar .... CITI Sell 138,315 10,467,222 JPY 11/24/20 $ 240 $ —
Australian Dollar .... JPHQ Sell 583,625 43,999,916 JPY 11/24/20 523 (1,093)
Australian Dollar .... JPHQ Sell 531,500 40,231,892 JPY 11/25/20 1,018 —
Brazilian Real ...... CITI Sell 3,761,958 684,440 12/02/20 15,604 —
Brazilian Real ...... HSBK Sell 3,240,971 589,085 12/02/20 12,875 —
Japanese Yen ...... JPHQ Buy 25,629,100 237,085 12/04/20 6,040 —
Chilean Peso ...... BAST Sell 55,110,452 72,012 12/07/20 1,763 —
Japanese Yen ...... HSBK Buy 30,849,590 283,883 12/08/20 8,795 —
Japanese Yen ...... JPHQ Buy 55,961,050 515,153 12/08/20 15,764 —
Mexican Peso ...... JPHQ Sell 12,490,000 566,964 12/08/20 6,901 —
Chilean Peso ...... BAST Sell 55,136,736 71,425 12/09/20 1,142 —
Australian Dollar .... HSBK Sell 95,000 7,347,965 JPY 12/14/20 1,694 —
Australian Dollar .... JPHQ Sell 107,498 8,344,066 JPY 12/14/20 2,196 —
Chilean Peso ...... BAST Sell 123,719,680 157,031 12/15/20 — (687)
Chilean Peso ...... BAST Sell 30,513,161 38,618 12/17/20 — (281)
Chilean Peso ...... JPHQ Sell 16,171,283 20,665 12/18/20 49 —
Chilean Peso ...... JPHQ Sell 172,428,746 216,157 12/21/20 — (3,669)
Japanese Yen ...... BNDP Buy 19,212,550 180,268 12/24/20 2,083 —
Japanese Yen ...... JPHQ Buy 7,210,185 69,144 12/24/20 — (710)
Mexican Peso ...... JPHQ Sell 6,432,000 291,329 12/28/20 3,579 —
Mexican Peso ...... MSCO Sell 3,386,000 148,239 12/31/20 — (3,189)
Mexican Peso ...... MSCO Sell 4,334,800 195,564 1/19/21 2,141 —
Mexican Peso ...... CITI Sell 4,349,000 204,741 1/21/21 10,731 —
Mexican Peso ...... CITI Sell 3,225,000 151,688 1/22/21 7,837 —
Mexican Peso ...... JPHQ Sell 830,000 37,485 1/22/21 463 —
Australian Dollar .... HSBK Sell 286,000 203,790 1/27/21 — (1,039)
Australian Dollar .... HSBK Sell 101,000 73,346 2/12/21 1,009 —
Mexican Peso ...... CITI Sell 7,926,400 357,182 2/16/21 4,676 —
Australian Dollar .... JPHQ Sell 156,375 11,913,007 JPY 2/22/21 1,168 —
Australian Dollar .... CITI Sell 138,685 10,509,216 JPY 2/26/21 507 —
Chilean Peso ...... BAST Sell 13,041,052 17,015 3/01/21 383 —
Japanese Yen ...... HSBK Buy 56,603,160 533,004 3/08/21 4,795 —
Australian Dollar .... HSBK Sell 72,500 5,584,602 JPY 3/11/21 1,134 —
Australian Dollar .... HSBK Sell 50,000 3,839,550 JPY 3/17/21 672 —
Mexican Peso ...... MSCO Sell 4,553,100 211,183 3/17/21 9,397 —
Chilean Peso ...... BAST Sell 36,216,368 46,625 3/18/21 435 —
Japanese Yen ...... BNDP Buy 19,212,550 183,506 3/24/21 — (926)
Japanese Yen ...... JPHQ Buy 7,210,184 69,266 3/24/21 — (746)
Thai Baht ......... DBAB Sell 7,800,000 237,133 4/09/21 — (8,626)
Thai Baht ......... DBAB Sell 7,370,000 224,251 4/12/21 — (7,957)
Chilean Peso ...... BAST Sell 41,338,222 53,819 6/07/21 1,059 —
Chilean Peso ...... BAST Sell 41,348,595 53,415 6/08/21 641 —
Total Forward Exchange Contracts ................................................... $295,286 $(227,743)
Net unrealized appreciation (depreciation) ............................................ $67,543
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Statement of Investments (unaudited), September 30, 2020
Templeton Global Bond Fund
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 48.4%
Argentina 2.7%
a,b
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 3,866,695,208 ARS $ 26,627,949
Index Linked, 1.2%, 3/18/22 ....... 18,456,432,522 ARS 124,762,868
Index Linked, 1.4%, 3/25/23 ....... 11,672,491,180 ARS 76,234,721
Index Linked, 1.5%, 3/25/24 ....... 11,672,491,185 ARS 71,737,078
b,c
Argentina Bonos del Tesoro Nacional en
Pesos Badlar , FRN, 31.641%, (ARS
BADLAR + 2%), 4/03/22 ......... 700,128,000 ARS 4,723,506
b
Argentina Government Bond ,
18.2%, 10/03/21 ................ 10,809,194,000 ARS 61,044,073
16%, 10/17/23 ................. 11,569,749,000 ARS 45,509,616
15.5%, 10/17/26 ................ 18,801,412,000 ARS 56,140,316
466,780,127
Brazil 3.4%
Brazil Notas do Tesouro Nacional, 10%,
1/01/21 ...................... 3,247,069,000 BRL 589,568,165
Colombia 2.5%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 45,050,000,000 COP 12,055,687
Senior Bond, 4.375%, 3/21/23 ..... 6,831,000,000 COP 1,812,281
Senior Bond, 9.85%, 6/28/27 ...... 10,884,000,000 COP 3,664,583
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 249,235,700,000 COP 69,685,832
B, 10%, 7/24/24 ................ 518,579,000,000 COP 166,582,803
B, 7.5%, 8/26/26 ............... 216,664,700,000 COP 65,295,374
B, 6%, 4/28/28 ................. 236,008,100,000 COP 65,229,646
B, 7.75%, 9/18/30 .............. 175,388,800,000 COP 52,994,256
437,320,462
Ghana 2.3%
Ghana Government Bond ,
24.75%, 3/01/21 ................ 6,310,000 GHS 1,134,886
16.5%, 3/22/21 ................ 15,240,000 GHS 2,660,679
16.25%, 5/17/21 ................ 63,860,000 GHS 11,128,393
24.5%, 6/21/21 ................ 990,000 GHS 181,475
24.75%, 7/19/21 ................ 10,770,000 GHS 1,980,828
18.75%, 1/24/22 ................ 243,080,000 GHS 42,856,983
17.6%, 11/28/22 ................ 3,220,000 GHS 550,642
19.75%, 3/25/24 ................ 306,980,000 GHS 53,222,540
19%, 11/02/26 ................. 919,380,000 GHS 153,483,881
19.75%, 3/15/32 ................ 840,925,000 GHS 135,706,384
402,906,691
India 0.6%
India Government Bond, 8.79%,
11/08/21 ..................... 7,315,000,000 INR 104,378,144
Indonesia 8.9%
Indonesia Government Bond ,
FR31, 11%, 11/15/20 ............ 1,090,303,000,000 IDR 73,986,072
FR34, 12.8%, 6/15/21 ........... 1,603,246,000,000 IDR 114,764,615
FR53, 8.25%, 7/15/21 ........... 5,990,194,000,000 IDR 416,998,821
FR61, 7%, 5/15/22 .............. 165,670,000,000 IDR 11,598,013
FR35, Senior Bond, 12.9%, 6/15/22 . 1,172,669,000,000 IDR 89,833,696

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Indonesia (continued)
Indonesia Government Bond,
(continued)
FR43, 10.25%, 7/15/22 .......... 377,390,000,000 IDR $ 27,906,063
FR63, 5.625%, 5/15/23 .......... 670,707,000,000 IDR 45,881,227
FR46, 9.5%, 7/15/23 ............ 6,667,220,000,000 IDR 500,086,307
FR39, 11.75%, 8/15/23 .......... 641,965,000,000 IDR 50,828,701
FR70, 8.375%, 3/15/24 .......... 2,270,548,000,000 IDR 166,293,226
FR44, 10%, 9/15/24 ............. 248,790,000,000 IDR 19,386,559
FR40, 11%, 9/15/25 ............. 532,795,000,000 IDR 43,540,237
1,561,103,537
Mexico 14.3%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/10/21 ............... 7,927,375,000 MXN 363,025,825
M, 6.5%, 6/09/22 ............... 8,214,150,000 MXN 383,584,207
M, Senior Note, 6.75%, 3/09/23 .... 27,380,835,300 MXN 1,302,554,113
M, Senior Bond, 8%, 12/07/23 ..... 8,497,572,000 MXN 421,656,535
d
Mexican Udibonos , S, Index Linked,
2.5%, 12/10/20 ................ 716,260,355 MXN 32,534,517
2,503,355,197
Norway 6.2%
e
Norway Government Bond ,
144A, Reg S, 3.75%, 5/25/21 ...... 2,807,404,000 NOK 308,317,219
144A, Reg S, 2%, 5/24/23 ........ 2,535,983,000 NOK 284,954,214
144A, Reg S, 3%, 3/14/24 ........ 2,921,308,000 NOK 343,135,738
144A, Reg S, 1.75%, 3/13/25 ...... 890,910,000 NOK 101,672,338
144A, Reg S, 1.5%, 2/19/26 ....... 475,626,000 NOK 54,157,005
1,092,236,514
South Korea 6.8%
Korea Treasury Bond ,
2.25%, 9/10/23 ................ 13,848,000,000 KRW 12,346,812
1.875%, 3/10/24 ................ 239,662,000,000 KRW 212,044,130
1.375%, 9/10/24 ................ 385,853,010,000 KRW 335,780,272
3%, 9/10/24 ................... 146,030,000,000 KRW 134,888,895
1.375%, 12/10/29 ............... 592,858,000,000 KRW 506,143,622
1,201,203,731
Supranational 0.7%
f
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 2,473,000,000 MXN 119,999,791
Total Foreign Government and Agency Securities (Cost $11,394,972,980) ..........
8,478,852,359
U.S. Government and Agency Securities 27.1%
United States 27.1%
U.S. Treasury Notes ,
2.125%, 12/31/21 ............... 80,042,000 82,018,037
1.5%, 10/31/24 ................ 240,150,000 252,645,305
1.5%, 11/30/24 ................. 23,675,000 24,927,185
1.75%, 12/31/24 ................ 2,166,575,000 2,305,963,639
2%, 2/15/25 ................... 287,010,000 309,006,624
2.125%, 5/15/25 ................ 343,230,000 372,739,735
2.875%, 5/31/25 ................ 287,950,000 322,920,177
2.625%, 12/31/25 ............... 418,885,000 469,478,454

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities
(continued)
United States (continued)
U.S. Treasury Notes, (continued)
1.625%, 2/15/26 ................ 226,420,000 $ 242,180,956
2.125%, 5/31/26 ................ 103,431,000 113,753,899
1.625%, 10/31/26 ............... 226,430,000 243,350,335
4,738,984,346
Total U.S. Government and Agency Securities (Cost $4,523,505,935) ..............
4,738,984,346
Total Long Term Investments (Cost $15,918,478,915) ............................
13,217,836,705
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 1.1%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
72.90 JPY, Expires 4/29/21 ....... 1 24,026,000 AUD 957,252
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 79.00 JPY, Expires 1/22/21 ... 1 202,720,000 AUD 1,163,734
Foreign Exchange AUD/JPY,
Counterparty CITI, October Strike
Price 80.40 JPY, Expires 10/22/20 .. 1 240,259,000 AUD 19,584
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
81.00 JPY, Expires 4/29/21 ....... 1 146,408,000 AUD 807,343
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
81.00 JPY, Expires 6/21/21 ....... 1 225,244,000 AUD 1,561,217
Foreign Exchange AUD/JPY,
Counterparty CITI, October Strike
Price 81.10 JPY, Expires 10/30/20 .. 1 225,932,000 AUD 21,846
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 82.15 JPY, Expires 12/21/20 .. 1 269,875,000 AUD 223,760
Foreign Exchange AUD/JPY,
Counterparty CITI, November Strike
Price 84.33 JPY, Expires 11/12/20 .. 1 67,470,000 AUD 2,930
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.45 AUD, Expires 1/22/21 ... 1 197,720,214 2,382,501
Foreign Exchange USD/AUD,
Counterparty HSBK, March Strike
Price 1.46 AUD, Expires 3/22/21 ... 1 167,867,297 2,431,192
Foreign Exchange USD/AUD,
Counterparty MSCO, February Strike
Price 1.47 AUD, Expires 2/02/21 ... 1 88,852,582 858,364
Foreign Exchange USD/AUD,
Counterparty MSCO, January Strike
Price 1.48 AUD, Expires 1/21/21 ... 1 232,219,555 1,924,261
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.50 AUD, Expires 10/28/20 .. 1 41,176,489 19,687

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.53 AUD, Expires 2/08/21 ... 1 241,739,328 $ 1,291,250
Foreign Exchange USD/AUD,
Counterparty MSCO, November Strike
Price 1.54 AUD, Expires 11/19/20 ... 1 84,724,056 68,790
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.54 AUD, Expires 2/10/21 ... 1 287,200,568 1,327,649
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 104.78 JPY, Expires 2/01/21 .. 1 52,366,000 1,075,871
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 110.80 JPY, Expires 2/24/21 .. 1 569,197,000 1,357,282
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 115.00 JPY, Expires 2/24/21 .. 1 1,138,395,000 493,898
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
115.95 JPY, Expires 8/11/21 ....... 1 758,742,000 1,207,741
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 73,368,000 3,821,517
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
23.23 MXN, Expires 3/24/21 ....... 1 189,604,000 6,733,748
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 23.36 MXN, Expires 2/12/21 .. 1 235,192,000 6,825,245
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
23.75 MXN, Expires 4/09/21 ....... 1 118,157,000 3,724,954
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 23.97 MXN, Expires 12/07/20 . 1 303,706,000 3,820,664
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 24.50 MXN, Expires 1/14/21 .. 1 96,748,000 1,418,111
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
24.81 MXN, Expires 6/30/21 ....... 1 359,772,000 10,720,053
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
25.48 MXN, Expires 4/09/21 ....... 1 112,741,000 1,963,931
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
26.09 MXN, Expires 6/18/21 ....... 1 239,830,000 4,723,122
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 38,699,000 245,369
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 414,621,000 2,628,878

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 414,619,000 $ 2,628,865
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 26.72 MXN, Expires 11/09/20 . 1 403,828,000 402,080
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 28.75 MXN, Expires 3/30/21 .. 1 248,239,000 1,537,260
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 220,019,000 20,260,573
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 220,016,000 18,886,341
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 364,445,000 6,529,464
116,066,327
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
58.95 JPY, Expires 6/21/21 ....... 1 300,323,000 AUD 804,769
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 65.85 JPY, Expires 12/21/20 .. 1 134,940,000 AUD 173,376
Foreign Exchange AUD/JPY,
Counterparty CITI, November Strike
Price 66.78 JPY, Expires 11/12/20 .. 1 33,735,000 AUD 12,699
Foreign Exchange AUD/JPY,
Counterparty CITI, March Strike Price
68.50 JPY, Expires 3/24/21 ....... 1 135,147,000 AUD 877,977
Foreign Exchange AUD/JPY,
Counterparty CITI, November Strike
Price 69.18 JPY, Expires 11/12/20 .. 1 20,241,000 AUD 18,407
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 184,812,000 AUD 2,058,609
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 175,575,000 AUD 1,955,719
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.00 JPY, Expires 4/29/21 ....... 1 390,423,000 AUD 4,751,119
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.44 JPY, Expires 6/21/21 ....... 1 300,323,000 AUD 4,600,793
Foreign Exchange USD/AUD,
Counterparty MSCO, May Strike Price
1.30 AUD, Expires 5/12/21 ........ 1 63,702,549 520,292

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.33 AUD, Expires 10/28/20 .. 1 23,154,467 $ 11,459
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.33 AUD, Expires 1/22/21 ... 1 69,399,159 467,805
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.34 AUD, Expires 2/08/21 ... 1 137,965,891 1,267,779
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.40 AUD, Expires 1/22/21 ... 1 66,382,219 1,621,041
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 102.10 JPY, Expires 2/24/21 .. 1 569,197,000 5,524,093
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 102.30 JPY, Expires 2/01/21 .. 1 398,439,000 3,554,698
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
102.65 JPY, Expires 8/11/21 ....... 1 1,138,398,000 22,414,296
Foreign Exchange USD/JPY,
Counterparty CITI, October Strike
Price 103.60 JPY, Expires 10/29/20 . 1 569,197,000 936,788
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.43 MXN, Expires 8/30/21 .. 1 165,014,000 1,094,446
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.88 MXN, Expires 8/11/21 .. 1 165,013,000 1,475,223
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.16 MXN, Expires 2/12/21 .. 1 382,189,000 2,441,668
Foreign Exchange USD/MXN,
Counterparty GSCO, October Strike
Price 20.80 MXN, Expires 10/23/20 . 1 234,506,000 387,204
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 20.95 MXN, Expires 1/14/21 .. 1 103,657,000 1,258,586
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 20.95 MXN, Expires 1/14/21 .. 1 69,103,000 839,037
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 22.45 MXN, Expires 11/09/20 . 1 201,913,000 6,257,780
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 73,368,000 3,995,609
Foreign Exchange USD/MXN,
Counterparty GSCO, October Strike
Price 22.95 MXN, Expires 10/23/20 . 1 234,506,000 10,043,961
79,365,233
Total Options Purchased (Cost $307,941,616) ...................................
195,431,560

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

Short Term Investments 23.5%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 12.4%
Argentina 0.2%
a,b
Argentina Letras de la Nacion Argentina
con Ajuste por CER, Index Linked,
Zero Cpn ., 12/04/20 ............. 4,091,239,356 ARS $ 28,262,740
Brazil 1.0%
Brazil Letras do Tesouro Nacional,
7/01/21 ...................... 1,017,240,000 BRL 177,863,162
Japan 11.2%
g
Japan Treasury Bills ,
10/12/20 ..................... 18,157,000,000 JPY 172,118,307
11/09/20 ..................... 3,289,400,000 JPY 31,184,965
12/14/20 ..................... 44,660,800,000 JPY 423,478,316
1/12/21 ...................... 15,518,500,000 JPY 147,170,109
2/10/21 ...................... 13,336,550,000 JPY 126,492,996
3/10/21 ...................... 80,824,900,000 JPY 766,690,199
3/25/21 ...................... 30,400,100,000 JPY 288,387,365
1,955,522,257
Total Foreign Government and Agency Securities (Cost $2,267,822,314) ...........
2,161,648,159
Industry Shares
Money Market Funds 11.1%
United States 11.1%
h,i
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 1,946,676,756 1,946,676,756
Total Money Market Funds (Cost $1,946,676,756) ................................
1,946,676,756
a a a a a
Total Short Term Investments (Cost $4,214,499,070 ) .............................
4,108,324,915
a a a
a
Total Investments (Cost $20,440,919,601) 100.1% ...............................
$17,521,593,180
Options Written (1.1)% .......................................................
(190,685,200)
Other Assets, less Liabilities 1.0% .............................................
181,551,203
Net Assets 100.0% ...........................................................
$17,512,459,183
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (1.1)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.75 JPY, Expires 4/29/21 ....... 1 292,818,000 AUD (14,025,334)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.70 JPY, Expires 12/21/20 .. 1 269,875,000 AUD (4,073,705)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.00 JPY, Expires 1/22/21 ... 1 202,720,000 AUD (3,285,607)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.95 JPY, Expires 1/22/21 ... 1 240,259,000 AUD (2,890,049)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, October Strike
Price 77.45 JPY, Expires 10/30/20 .. 1 225,932,000 AUD $ (504,546)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
78.00 JPY, Expires 6/21/21 ....... 1 225,244,000 AUD (3,405,803)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.40 AUD, Expires 1/22/21 ... 1 66,382,219 (1,599,161)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.44 AUD, Expires 10/21/20 .. 1 118,974,780 (203,286)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.46 AUD, Expires 10/26/20 .. 1 32,080,756 (36,068)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.52 AUD, Expires 1/22/21 ... 1 91,401,412 (477,938)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.52 AUD, Expires 1/27/21 ... 1 80,429,591 (426,299)
Foreign Exchange USD/AUD,
Counterparty HSBK, March Strike
Price 1.54 AUD, Expires 3/22/21 ... 1 64,479,647 (407,337)
Foreign Exchange USD/AUD,
Counterparty MSCO, January Strike
Price 1.57 AUD, Expires 1/21/21 ... 1 109,247,498 (311,781)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.00 JPY, Expires 2/24/21 .. 1 1,138,395,000 (12,458,913)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.65 JPY, Expires 2/01/21 .. 1 227,680,000 (1,743,256)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
109.90 JPY, Expires 8/11/21 ....... 1 1,138,398,000 (9,767,797)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 23.46 MXN, Expires 12/07/20 . 1 101,235,000 (1,711,645)
Foreign Exchange USD/MXN,
Counterparty MSCO, November Strike
Price 23.68 MXN, Expires 11/25/20 . 1 143,911,000 (1,737,664)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 25.43 MXN, Expires 12/07/20 . 1 101,235,000 (572,196)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 25.45 MXN, Expires 1/14/21 .. 1 69,104,000 (672,476)
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
25.87 MXN, Expires 3/24/21 ....... 1 179,949,000 (2,438,402)
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
26.08 MXN, Expires 3/24/21 ....... 1 75,841,600 (958,351)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 26.61 MXN, Expires 8/30/21 .. 1 165,014,000 $ (3,795,212)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
27.24 MXN, Expires 4/09/21 ....... 1 225,819,000 (2,327,033)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 27.38 MXN, Expires 8/11/21 .. 1 165,013,000 (2,994,376)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 27.60 MXN, Expires 1/14/21 .. 1 48,373,000 (207,091)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 121,484,000 (2,965,342)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
28.24 MXN, Expires 6/18/21 ....... 1 239,830,000 (2,743,103)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
28.40 MXN, Expires 6/30/21 ....... 1 239,850,000 (2,842,696)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 29.21 MXN, Expires 1/14/21 .. 1 138,208,000 (347,943)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
30.36 MXN, Expires 6/09/21 ....... 1 73,368,000 (502,875)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 31.74 MXN, Expires 11/09/20 . 1 201,913,000 (19,385)
(82,452,670)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
64.86 JPY, Expires 6/21/21 ....... 1 450,486,000 AUD (2,673,932)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
66.00 JPY, Expires 4/29/21 ....... 1 195,212,000 AUD (1,079,684)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
72.90 JPY, Expires 4/29/21 ....... 1 24,026,000 AUD (399,562)
Foreign Exchange USD/AUD,
Counterparty HSBK, May Strike Price
1.29 AUD, Expires 5/05/21 ........ 1 59,606,800 (367,727)
Foreign Exchange USD/AUD,
Counterparty MSCO, May Strike Price
1.35 AUD, Expires 5/12/21 ........ 1 122,819,909 (2,228,590)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.38 AUD, Expires 10/21/20 .. 1 41,449,294 (184,372)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.39 AUD, Expires 10/28/20 .. 1 22,211,650 $ (173,662)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.40 AUD, Expires 10/26/20 .. 1 33,582,708 (371,486)
Foreign Exchange USD/AUD,
Counterparty HSBK, November Strike
Price 1.40 AUD, Expires 11/05/20 ... 1 98,720,007 (1,491,035)
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.44 AUD, Expires 2/08/21 ... 1 127,930,327 (6,280,521)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
98.00 JPY, Expires 8/11/21 ........ 1 379,656,000 (3,878,952)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 98.80 JPY, Expires 2/01/21 ... 1 199,219,000 (822,677)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 104.78 JPY, Expires 2/01/21 .. 1 52,366,000 (828,291)
Foreign Exchange USD/JPY,
Counterparty CITI, October Strike
Price 106.00 JPY, Expires 10/29/20 . 1 569,197,000 (5,222,000)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
19.61 MXN, Expires 6/09/21 ....... 1 73,368,000 (432,060)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
20.24 MXN, Expires 6/30/21 ....... 1 119,922,000 (1,259,920)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.94 MXN, Expires 8/30/21 .. 1 165,014,000 (3,203,036)
Foreign Exchange USD/MXN,
Counterparty MSCO, November Strike
Price 21.37 MXN, Expires 11/25/20 . 1 143,911,000 (1,839,224)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.43 MXN, Expires 8/11/21 .. 1 165,013,000 (4,310,210)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 21.63 MXN, Expires 2/12/21 .. 1 382,189,000 (9,204,971)
Foreign Exchange USD/MXN,
Counterparty GSCO, October Strike
Price 22.02 MXN, Expires 10/23/20 . 1 469,009,000 (7,282,249)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 22.37 MXN, Expires 1/14/21 .. 1 103,657,000 (4,017,003)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.10 MXN, Expires 1/14/21 .. 1 69,101,000 (4,125,799)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.10 MXN, Expires 1/14/21 .. 1 230,344,000 (13,753,100)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

At September 30, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3.
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 23.88 MXN, Expires 11/09/20 . 1 403,828,000 $ (32,802,467)
(108,232,530)
Total Options Written (Premiums received $176,863,209) .........................
$ (190,685,200)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation.
b
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 8 regarding fair value measurements.
c
The coupon rate shown represents the rate at period end.
d
Principal amount of security is adjusted for inflation.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $1,092,236,514, representing 6.2% of net assets.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
The security was issued on a discount basis with no stated coupon rate.
h
See Note 7 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... HSBK Buy 656,893,400 117,086,808 10/02/20 $ 317,426 $ (459,983)
Brazilian Real ...... HSBK Sell 656,893,400 123,221,422 10/02/20 6,277,171 —
Brazilian Real ...... JPHQ Buy 678,218,500 121,612,096 10/02/20 — (871,418)
Brazilian Real ...... JPHQ Sell 678,218,500 130,039,018 10/02/20 9,298,340 —
Mexican Peso ...... GSCO Buy 4,553,281,000 206,217,437 10/02/20 — (438,027)
Mexican Peso ...... GSCO Sell 4,553,281,000 215,539,929 10/02/20 9,760,519 —
Euro ............. GSCO Buy 179,380,000 210,249,099 10/05/20 1,775,881 (1,740,501)
Euro ............. GSCO Sell 195,619,980 218,883,108 10/05/20 — (10,439,255)
South Korean Won .. HSBK Buy 28,730,968,000 24,566,882 10/07/20 77,365 —
South Korean Won .. HSBK Sell 28,730,968,000 23,519,129 10/07/20 — (1,125,117)
Mexican Peso ...... CITI Buy 2,573,492,000 114,605,615 10/08/20 1,614,532 —
Mexican Peso ...... CITI Sell 2,573,492,000 113,020,477 10/08/20 4,388,453 (7,588,123)
Mexican Peso ...... CITI Buy 978,884,000 43,587,901 10/09/20 613,564 —
Mexican Peso ...... CITI Sell 978,884,000 47,434,594 10/09/20 3,233,129 —
Australian Dollar .... HSBK Sell 116,332,174 8,704,031,424 JPY 10/13/20 — (773,066)
Australian Dollar .... JPHQ Sell 4,484,038 335,170,637 JPY 10/13/20 — (32,901)
Euro ............. UBSW Sell 105,832,976 113,876,811 CHF 10/13/20 — (442,088)
Mexican Peso ...... CITI Sell 3,263,613,000 157,828,680 10/13/20 10,532,546 —
Australian Dollar .... JPHQ Sell 520,166,868 39,361,378,873 JPY 10/14/20 3,319,418 (2,580,121)
Euro ............. GSCO Sell 83,196,029 89,409,109 CHF 10/14/20 — (466,451)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... JPHQ Sell 11,230,625,000 151,000,000 AUD 10/14/20 $ 1,640,204 $ —
Euro ............. DBAB Sell 145,612,048 1,513,913,899 SEK 10/15/20 — (1,720,453)
Mexican Peso ...... CITI Buy 4,803,893,000 213,761,920 10/15/20 2,998,317 —
Mexican Peso ...... CITI Sell 4,803,893,000 233,155,680 10/15/20 16,395,443 —
Euro ............. BOFA Buy 30,340,000 35,839,428 10/16/20 — (262,846)
Euro ............. BOFA Sell 94,781,666 107,273,889 10/16/20 — (3,866,774)
Euro ............. DBAB Sell 217,958,888 2,270,870,060 SEK 10/16/20 — (2,046,953)
Euro ............. JPHQ Sell 153,569,170 1,649,025,750 NOK 10/16/20 — (3,344,194)
Mexican Peso ...... CITI Buy 3,361,631,000 149,567,355 10/16/20 2,096,857 —
Mexican Peso ...... CITI Sell 4,398,692,000 215,456,340 10/16/20 17,003,817 —
Euro ............. DBAB Sell 193,334,747 2,060,194,402 NOK 10/19/20 — (5,922,738)
Japanese Yen ...... HSBK Buy 13,388,924,282 125,179,854 10/21/20 1,762,759 —
Japanese Yen ...... HSBK Sell 13,388,924,282 126,117,860 10/21/20 — (824,753)
Australian Dollar .... MSCO Sell 66,996,000 48,852,478 10/23/20 884,582 —
Indian Rupee ...... HSBK Sell 7,546,600,000 100,153,948 10/26/20 — (2,139,739)
Mexican Peso ...... CITI Sell 2,516,154,000 114,310,883 10/27/20 944,440 —
Euro ............. CITI Sell 264,789,451 32,722,945,184 JPY 10/30/20 — (312,903)
Japanese Yen ...... JPHQ Buy 130,263,000,000 1,221,532,460 10/30/20 13,638,761 —
Japanese Yen ...... JPHQ Sell 130,263,000,000 1,227,770,640 10/30/20 — (7,400,582)
Australian Dollar .... CITI Sell 37,699,000 2,877,568,439 JPY 11/04/20 294,496 —
Brazilian Real ...... CITI Sell 1,594,651,400 290,790,499 11/04/20 7,140,082 —
Brazilian Real ...... HSBK Sell 633,440,472 116,628,681 11/04/20 4,265,933 (311,191)
Euro ............. UBSW Sell 252,887,489 273,309,109 CHF 11/09/20 2,986,744 (2,676,643)
South Korean Won .. HSBK Sell 100,447,500,000 84,133,931 11/10/20 — (2,013,260)
Euro ............. GSCO Sell 273,807,348 298,029,183 CHF 11/12/20 2,872,654 (235,919)
Euro ............. DBAB Sell 147,054,053 1,513,914,121 SEK 11/13/20 — (3,485,744)
Japanese Yen ...... CITI Buy 8,492,676,707 79,275,236 11/16/20 1,268,699 —
Japanese Yen ...... CITI Sell 8,492,676,707 80,075,022 11/16/20 — (468,913)
Euro ............. DBAB Sell 147,234,947 1,513,913,899 SEK 11/17/20 — (3,705,166)
South Korean Won .. CITI Sell 521,261,500,000 424,964,536 11/23/20 — (22,098,517)
Australian Dollar .... CITI Sell 229,875,438 17,396,168,574 JPY 11/24/20 398,403 —
Australian Dollar .... JPHQ Sell 315,764,414 23,139,974,105 JPY 11/24/20 — (6,622,956)
Euro ............. HSBK Sell 513,155,014 62,504,876,952 JPY 11/24/20 4,276,270 (13,673,653)
Swedish Krona ..... DBAB Buy 403,702,175 45,605,243 11/27/20 — (517,244)
Brazilian Real ...... CITI Sell 1,463,519,779 266,268,790 12/02/20 6,070,531 —
Brazilian Real ...... HSBK Sell 592,269,571 107,652,102 12/02/20 2,352,868 —
Euro ............. HSBK Sell 172,450,000 193,294,031 12/04/20 — (9,143,638)
Mexican Peso ...... JPHQ Sell 3,235,180,000 146,856,048 12/08/20 1,787,445 —
Australian Dollar .... HSBK Sell 272,405,000 21,069,709,535 JPY 12/14/20 4,858,465 —
Australian Dollar .... JPHQ Sell 163,366,868 12,680,618,010 JPY 12/14/20 3,337,687 —
Euro ............. DBAB Sell 292,824,431 3,027,828,700 SEK 12/14/20 — (5,572,730)
Euro ............. DBAB Sell 145,539,263 1,513,913,963 SEK 12/15/20 — (1,762,969)
Euro ............. JPHQ Sell 75,841,137 814,107,200 NOK 12/21/20 — (1,809,022)
Mexican Peso ...... JPHQ Sell 5,104,661,000 231,209,253 12/28/20 2,840,640 —
Euro ............. CITI Sell 212,831,697 26,210,010,676 JPY 12/30/20 — (1,251,626)
Mexican Peso ...... MSCO Sell 2,694,299,000 117,956,308 12/31/20 — (2,537,375)
South Korean Won .. HSBK Sell 28,730,968,000 24,564,781 1/08/21 — (82,051)
Euro ............. GSCO Sell 83,261,381 89,408,569 CHF 1/14/21 — (467,257)
Mexican Peso ...... MSCO Sell 3,455,593,900 155,898,710 1/19/21 1,706,993 —
South Korean Won .. CITI Sell 280,696,000,000 234,108,424 1/19/21 — (6,692,815)
Mexican Peso ...... CITI Sell 3,459,417,000 162,861,239 1/21/21 8,535,643 —
Mexican Peso ...... JPHQ Sell 667,172,000 30,131,515 1/22/21 372,318 —
Australian Dollar .... CITI Sell 171,631,000 13,082,572,975 JPY 1/27/21 1,317,088 —
Japanese Yen ...... CITI Buy 3,196,674,000 30,515,892 2/03/21 — (156,494)
Euro ............. UBSW Sell 211,905,711 227,761,555 CHF 2/10/21 — (905,711)
Australian Dollar .... HSBK Sell 81,103,000 58,896,999 2/12/21 810,278 —
Euro ............. GSCO Sell 110,707,773 119,212,344 CHF 2/12/21 — (230,310)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page
63
.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Mexican Peso ...... CITI Sell 2,629,979,900 118,512,940 2/16/21 $ 1,551,606 $ —
Australian Dollar .... JPHQ Sell 947,293,366 72,166,987,357 JPY 2/22/21 7,075,464 —
Euro ............. HSBK Sell 256,565,132 32,208,801,772 JPY 2/24/21 4,166,769 —
Euro ............. HSBK Sell 256,573,382 31,997,779,614 JPY 2/25/21 2,149,812 —
Australian Dollar .... CITI Sell 108,379,162 8,212,734,471 JPY 2/26/21 396,372 —
Euro ............. CITI Sell 264,788,375 33,305,558,436 JPY 2/26/21 4,907,007 —
Japanese Yen ...... CITI Buy 7,644,895,800 73,000,000 2/26/21 — (373,490)
Japanese Yen ...... JPHQ Buy 34,612,065,600 326,583,563 2/26/21 2,231,061 —
Japanese Yen ...... JPHQ Sell 34,612,065,600 326,627,525 2/26/21 — (2,187,098)
Mexican Peso ...... CITI Sell 3,678,191,000 164,600,290 3/02/21 1,295,804 —
Euro ............. UBSW Sell 105,567,589 113,876,813 CHF 3/10/21 24,069 —
Australian Dollar .... HSBK Sell 116,332,826 8,961,001,253 JPY 3/11/21 1,820,069 —
Mexican Peso ...... CITI Sell 4,355,417,000 193,403,893 3/11/21 239,891 —
Euro ............. DBAB Sell 218,392,866 2,270,870,860 SEK 3/15/21 — (3,000,003)
Euro ............. GSCO Sell 110,698,770 119,211,506 CHF 3/15/21 — (188,125)
Australian Dollar .... HSBK Sell 138,350,000 10,624,034,850 JPY 3/17/21 1,858,145 —
Mexican Peso ...... MSCO Sell 3,624,696,600 168,121,364 3/17/21 7,480,421 —
South Korean Won .. CITI Sell 465,402,500,000 394,241,847 3/22/21 — (5,075,360)
Mexican Peso ...... MSCO Sell 1,040,181,000 46,890,907 3/24/21 830,331 —
Euro ............. HSBK Sell 256,580,052 31,560,372,722 JPY 3/25/21 — (2,087,957)
Euro ............. CITI Sell 212,831,697 26,225,334,559 JPY 3/31/21 — (1,306,257)
Euro ............. JPHQ Sell 7,240,756 80,334,375 NOK 3/31/21 89,001 —
Mexican Peso ...... GSCO Sell 4,553,281,000 201,847,726 4/05/21 506,849 —
Mexican Peso ...... CITI Sell 2,127,445,200 95,012,983 4/13/21 1,025,943 —
Mexican Peso ...... CITI Sell 6,648,063,606 296,987,416 4/30/21 3,858,955 —
Australian Dollar .... CITI Sell 122,027,000 9,289,549,429 JPY 5/06/21 923,739 —
Australian Dollar .... CITI Sell 65,478,000 4,981,448,379 JPY 6/23/21 495,017 —
Euro ............. CITI Sell 212,831,779 26,242,158,377 JPY 6/30/21 — (1,304,032)
Japanese Yen ...... CITI Buy 18,398,773,800 176,120,607 8/13/21 — (904,815)
Total Forward Exchange Contracts ................................................... $208,993,086 $(157,647,327)
Net unrealized appreciation (depreciation) ............................................ $51,345,759
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Statement of Investments (unaudited), September 30, 2020
Templeton Global Total Return Fund
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 434,200,485 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 50,014,925 —
—
Total Common Stocks (Cost $1,645,359) .......................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
†
South Africa 0.0%
†
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 35,452,226 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 12,419,349 EUR 18,198
a,d,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 11,978,019 59,890
78,088
Total Corporate Bonds (Cost $42,763,954) ......................................
78,088
Foreign Government and Agency Securities 44.8%
Argentina 3.3%
f,g
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 517,973,150 ARS 3,567,016
Index Linked, 1.2%, 3/18/22 ....... 3,701,437,129 ARS 25,021,190
Index Linked, 1.4%, 3/25/23 ....... 2,382,437,331 ARS 15,560,041
Index Linked, 1.5%, 3/25/24 ....... 2,382,437,336 ARS 14,642,041
g,h
Argentina Bonos del Tesoro Nacional en
Pesos Badlar , FRN, 31.641%, (ARS
BADLAR + 2%), 4/03/22 ......... 9,178,000 ARS 61,921
g
Argentina Government Bond ,
18.2%, 10/03/21 ................ 1,518,433,000 ARS 8,575,231
16%, 10/17/23 ................. 1,462,549,400 ARS 5,752,939
15.5%, 10/17/26 ................ 2,527,300,600 ARS 7,546,426
80,726,805
Bosnia and Herzegovina 0.0%
†
e,h
Bosnia and Herzegovina Government
Bond, B, Senior Bond, Reg S, FRN,
0.538%, (6-month EUR LIBOR +
0.813%), 12/20/21 .............. 22,369 EUR 25,393
Brazil 0.8%
Brazil Notas do Tesouro Nacional, 10%,
1/01/21 ...................... 112,525,000 BRL 20,431,090
Colombia 3.6%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 12,635,000,000 COP 3,381,212
Senior Bond, 4.375%, 3/21/23 ..... 1,916,000,000 COP 508,320
Senior Bond, 9.85%, 6/28/27 ...... 3,053,000,000 COP 1,027,928
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 30,519,000,000 COP 8,533,055
B, 10%, 7/24/24 ................ 59,139,000,000 COP 18,997,183

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Colombia (continued)
Colombia Titulos de Tesoreria,
(continued)
B, 7.5%, 8/26/26 ............... 176,576,000,000 COP $ 53,214,003
B, 7%, 6/30/32 ................. 11,774,000,000 COP 3,335,622
88,997,323
Ghana 4.6%
Ghana Government Bond ,
24%, 11/23/20 ................. 94,380,000 GHS 16,614,028
24.75%, 3/01/21 ................ 990,000 GHS 178,057
16.5%, 3/22/21 ................ 480,000 GHS 83,801
24.5%, 6/21/21 ................ 50,930,000 GHS 9,335,901
24.75%, 7/19/21 ................ 45,750,000 GHS 8,414,381
19.5%, 10/18/21 ................ 71,467,000 GHS 12,735,966
18.75%, 1/24/22 ................ 42,240,000 GHS 7,447,256
18.25%, 7/25/22 ................ 22,820,000 GHS 3,943,163
17.6%, 11/28/22 ................ 1,250,000 GHS 213,759
16.5%, 2/06/23 ................ 5,210,000 GHS 858,054
19.75%, 3/25/24 ................ 50,640,000 GHS 8,779,691
19%, 11/02/26 ................. 149,820,000 GHS 25,011,372
19.75%, 3/15/32 ................ 132,484,000 GHS 21,379,938
114,995,367
Indonesia 7.5%
Indonesia Government Bond ,
FR34, 12.8%, 6/15/21 ........... 34,970,000,000 IDR 2,503,246
FR53, 8.25%, 7/15/21 ........... 1,074,263,000,000 IDR 74,783,288
FR61, 7%, 5/15/22 .............. 167,591,000,000 IDR 11,732,496
FR35, Senior Bond, 12.9%, 6/15/22 . 95,624,000,000 IDR 7,325,390
FR43, 10.25%, 7/15/22 .......... 3,593,000,000 IDR 265,684
FR63, 5.625%, 5/15/23 .......... 120,764,000,000 IDR 8,261,134
FR46, 9.5%, 7/15/23 ............ 651,100,000,000 IDR 48,836,876
FR39, 11.75%, 8/15/23 .......... 20,613,000,000 IDR 1,632,070
FR70, 8.375%, 3/15/24 .......... 415,219,000,000 IDR 30,410,327
FR44, 10%, 9/15/24 ............. 15,790,000,000 IDR 1,230,410
186,980,921
Mexico 13.5%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/10/21 ............... 629,351,000 MXN 28,820,469
M, Senior Note, 7.25%, 12/09/21 ... 2,009,250,000 MXN 93,852,537
M, 6.5%, 6/09/22 ............... 2,251,240,000 MXN 105,128,359
M, Senior Note, 6.75%, 3/09/23 .... 545,370,000 MXN 25,944,202
M, Senior Bond, 8%, 12/07/23 ..... 1,583,065,000 MXN 78,552,992
i
Mexican Udibonos , S, Index Linked,
2.5%, 12/10/20 ................ 55,997,965 MXN 2,543,582
334,842,141
Norway 5.9%
e
Norway Government Bond ,
144A, Reg S, 3.75%, 5/25/21 ...... 523,796,000 NOK 57,524,790
144A, Reg S, 2%, 5/24/23 ........ 518,911,000 NOK 58,307,124
144A, Reg S, 3%, 3/14/24 ........ 255,770,000 NOK 30,042,648
145,874,562

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Korea 5.6%
Korea Treasury Bond ,
1.375%, 9/10/21 ................ 16,003,000,000 KRW $ 13,824,890
2%, 12/10/21 .................. 19,554,000,000 KRW 17,037,420
2.25%, 9/10/23 ................ 32,791,710,000 KRW 29,236,934
1.375%, 9/10/24 ................ 67,806,900,000 KRW 59,007,494
3%, 9/10/24 ................... 20,810,000,000 KRW 19,222,337
138,329,075
Total Foreign Government and Agency Securities (Cost $1,492,966,077) ...........
1,111,202,677
U.S. Government and Agency Securities 24.4%
United States 24.4%
U.S. Treasury Notes ,
1.5%, 10/31/24 ................ 42,360,000 44,564,044
1.5%, 11/30/24 ................. 33,650,000 35,429,769
1.75%, 12/31/24 ................ 324,829,400 345,727,605
2%, 2/15/25 ................... 32,780,000 35,292,280
2.125%, 5/15/25 ................ 39,210,000 42,581,141
2.875%, 5/31/25 ................ 50,610,000 56,756,347
2.625%, 12/31/25 ............... 16,863,000 18,899,734
1.625%, 2/15/26 ................ 9,110,000 9,744,141
2.125%, 5/31/26 ................ 4,164,000 4,579,587
1.625%, 10/31/26 ............... 9,120,000 9,801,506
603,376,154
Total U.S. Government and Agency Securities (Cost $574,151,132) ................
603,376,154
Total Long Term Investments (Cost $2,111,526,522) .............................
1,714,656,919
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 1.2%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
72.90 JPY, Expires 4/29/21 ....... 1 5,022,000 AUD 200,088
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 79.00 JPY, Expires 1/22/21 ... 1 42,372,000 AUD 243,241
Foreign Exchange AUD/JPY,
Counterparty CITI, October Strike
Price 80.40 JPY, Expires 10/22/20 .. 1 50,220,000 AUD 4,094
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
81.00 JPY, Expires 4/29/21 ....... 1 30,603,000 AUD 168,755
Foreign Exchange AUD/JPY,
Counterparty CITI, October Strike
Price 81.10 JPY, Expires 10/30/20 .. 1 47,225,000 AUD 4,566
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 82.15 JPY, Expires 12/21/20 .. 1 56,410,000 AUD 46,724

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, November Strike
Price 84.33 JPY, Expires 11/12/20 .. 1 14,102,000 AUD $ 612
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.45 AUD, Expires 1/22/21 ... 1 31,603,568 380,819
Foreign Exchange USD/AUD,
Counterparty HSBK, March Strike
Price 1.46 AUD, Expires 3/22/21 ... 1 26,831,156 388,591
Foreign Exchange USD/AUD,
Counterparty MSCO, February Strike
Price 1.47 AUD, Expires 2/02/21 ... 1 42,595,707 411,498
Foreign Exchange USD/AUD,
Counterparty MSCO, January Strike
Price 1.48 AUD, Expires 1/21/21 ... 1 37,118,419 307,578
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.50 AUD, Expires 10/28/20 .. 1 19,739,296 9,438
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.53 AUD, Expires 2/08/21 ... 1 38,639,628 206,393
Foreign Exchange USD/AUD,
Counterparty MSCO, November Strike
Price 1.54 AUD, Expires 11/19/20 ... 1 40,615,992 32,977
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.54 AUD, Expires 2/10/21 ... 1 45,907,103 212,216
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 104.78 JPY, Expires 2/01/21 .. 1 10,260,000 210,794
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 110.80 JPY, Expires 2/24/21 .. 1 139,399,000 332,405
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 115.00 JPY, Expires 2/24/21 .. 1 278,798,000 120,958
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
115.95 JPY, Expires 8/11/21 ....... 1 148,654,000 236,623
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 9,967,000 519,151
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
23.23 MXN, Expires 3/24/21 ....... 1 25,753,000 914,613
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 23.36 MXN, Expires 2/12/21 .. 1 31,944,000 927,011
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
23.75 MXN, Expires 4/09/21 ....... 1 16,050,000 505,984
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 23.97 MXN, Expires 12/07/20 . 1 42,550,000 535,285

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 24.50 MXN, Expires 1/14/21 .. 1 13,553,000 $ 198,657
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
24.81 MXN, Expires 6/30/21 ....... 1 48,867,000 1,456,080
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
25.48 MXN, Expires 4/09/21 ....... 1 15,315,000 266,785
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
26.09 MXN, Expires 6/18/21 ....... 1 32,574,000 641,500
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 58,084,000 368,278
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 5,421,000 34,371
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 58,082,000 368,265
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 26.72 MXN, Expires 11/09/20 . 1 56,575,000 56,330
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 28.75 MXN, Expires 3/30/21 .. 1 33,718,000 208,804
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 29,878,000 2,751,332
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 29,880,000 2,564,922
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 51,060,000 914,800
16,750,538
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 65.85 JPY, Expires 12/21/20 .. 1 28,206,000 AUD 36,240
Foreign Exchange AUD/JPY,
Counterparty CITI, November Strike
Price 66.78 JPY, Expires 11/12/20 .. 1 7,052,000 AUD 2,655
Foreign Exchange AUD/JPY,
Counterparty CITI, March Strike Price
68.50 JPY, Expires 3/24/21 ....... 1 28,248,000 AUD 183,512
Foreign Exchange AUD/JPY,
Counterparty CITI, November Strike
Price 69.18 JPY, Expires 11/12/20 .. 1 4,230,000 AUD 3,847

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 29,541,000 AUD $ 329,055
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 45,789,000 AUD 510,041
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.00 JPY, Expires 4/29/21 ....... 1 81,608,000 AUD 993,101
Foreign Exchange USD/AUD,
Counterparty MSCO, May Strike Price
1.30 AUD, Expires 5/12/21 ........ 1 30,537,191 249,413
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.33 AUD, Expires 10/28/20 .. 1 11,100,031 5,493
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.33 AUD, Expires 1/22/21 ... 1 11,093,021 74,776
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.34 AUD, Expires 2/08/21 ... 1 22,052,357 202,641
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.40 AUD, Expires 1/22/21 ... 1 10,611,071 259,120
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 102.10 JPY, Expires 2/24/21 .. 1 139,399,000 1,352,876
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 102.30 JPY, Expires 2/01/21 .. 1 78,063,000 696,444
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
102.65 JPY, Expires 8/11/21 ....... 1 223,038,000 4,391,469
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.43 MXN, Expires 8/30/21 .. 1 22,409,000 148,626
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.88 MXN, Expires 8/11/21 .. 1 22,410,000 200,346
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.16 MXN, Expires 2/12/21 .. 1 51,909,000 331,628
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
20.66 MXN, Expires 3/24/21 ....... 1 17,022,000 198,669
Foreign Exchange USD/MXN,
Counterparty GSCO, October Strike
Price 20.80 MXN, Expires 10/23/20 . 1 31,859,000 52,604
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 20.95 MXN, Expires 1/14/21 .. 1 9,680,000 117,533
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 20.95 MXN, Expires 1/14/21 .. 1 14,521,000 176,312

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 22.45 MXN, Expires 11/09/20 . 1 28,288,000 $ 876,715
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 9,967,000 542,801
Foreign Exchange USD/MXN,
Counterparty GSCO, October Strike
Price 22.95 MXN, Expires 10/23/20 . 1 31,859,000 1,364,530
13,300,447
Total Options Purchased (Cost $47,790,949) ....................................
30,050,985
Short Term Investments 28.8%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 17.2%
Argentina 0.2%
f,g
Argentina Letras de la Nacion Argentina
con Ajuste por CER, Index Linked,
Zero Cpn ., 12/04/20 ............. 642,016,169 ARS 4,435,120
Brazil 3.5%
j
Brazil Letras do Tesouro Nacional ,
10/01/20 ..................... 370,990,000 BRL 66,045,949
10/01/21 ..................... 117,900,000 BRL 20,418,847
86,464,796
Japan 12.4%
j
Japan Treasury Bills ,
11/09/20 ..................... 552,800,000 JPY 5,240,788
12/14/20 ..................... 3,678,550,000 JPY 34,880,391
1/12/21 ...................... 19,163,900,000 JPY 181,741,357
2/10/21 ...................... 2,241,150,000 JPY 21,256,605
3/10/21 ...................... 5,497,400,000 JPY 52,147,330
3/25/21 ...................... 1,326,600,000 JPY 12,584,652
307,851,123
Mexico 1.1%
j
Mexico Cetes ,
BI, 12/03/20 ................... 32,879,900 MXN 1,475,216
BI, 1/28/21 .................... 32,879,900 MXN 1,465,547
BI, 2/25/21 .................... 540,601,000 MXN 24,018,720
26,959,483
Total Foreign Government and Agency Securities (Cost $431,855,275) ............
425,710,522
U.S. Government and Agency Securities 0.9%
United States 0.9%
j
U.S. Treasury Bills ,
10/15/20 ..................... 12,710,000 12,709,642

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities
(continued)
United States (continued)
j
U.S. Treasury Bills, (continued)
11/24/20 ..................... 11,248,000 $ 11,246,608
23,956,250
Total U.S. Government and Agency Securities (Cost $23,955,722) .................
23,956,250
Industry Shares
Money Market Funds 10.7%
United States 10.7%
k,l
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 265,529,357 265,529,357
Total Money Market Funds (Cost $265,529,357) .................................
265,529,357
a a a a a
Total Short Term Investments (Cost $721,340,354 ) ...............................
715,196,129
a a a
a
Total Investments (Cost $2,880,657,825) 99.2% ..................................
$2,459,904,033
Options Written (1.2)% .......................................................
(30,354,653)
Other Assets, less Liabilities 2.0% .............................................
47,804,222
Net Assets 100.0% ...........................................................
$2,477,353,602
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (1.2)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.75 JPY, Expires 4/29/21 ....... 1 61,205,000 AUD (2,931,584)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.70 JPY, Expires 12/21/20 .. 1 56,410,000 AUD (851,076)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.00 JPY, Expires 1/22/21 ... 1 42,372,000 AUD (686,749)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.95 JPY, Expires 1/22/21 ... 1 50,220,000 AUD (604,091)
Foreign Exchange AUD/JPY,
Counterparty CITI, October Strike
Price 77.45 JPY, Expires 10/30/20 .. 1 47,225,000 AUD (105,462)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.40 AUD, Expires 1/22/21 ... 1 10,611,071 (255,623)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.44 AUD, Expires 10/21/20 .. 1 19,017,157 (32,494)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.46 AUD, Expires 10/26/20 .. 1 15,379,434 (17,291)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.52 AUD, Expires 1/22/21 ... 1 14,609,666 (76,394)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.52 AUD, Expires 1/27/21 ... 1 12,856,024 $ (68,141)
Foreign Exchange USD/AUD,
Counterparty HSBK, March Strike
Price 1.54 AUD, Expires 3/22/21 ... 1 10,306,410 (65,109)
Foreign Exchange USD/AUD,
Counterparty MSCO, January Strike
Price 1.57 AUD, Expires 1/21/21 ... 1 17,462,330 (49,836)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.00 JPY, Expires 2/24/21 .. 1 278,798,000 (3,051,243)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.65 JPY, Expires 2/01/21 .. 1 44,607,000 (341,538)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
109.90 JPY, Expires 8/11/21 ....... 1 223,038,000 (1,913,733)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 23.46 MXN, Expires 12/07/20 . 1 14,183,000 (239,801)
Foreign Exchange USD/MXN,
Counterparty MSCO, November Strike
Price 23.68 MXN, Expires 11/25/20 . 1 19,549,000 (236,046)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 25.43 MXN, Expires 12/07/20 . 1 14,183,000 (80,165)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 25.45 MXN, Expires 1/14/21 .. 1 9,681,000 (94,209)
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
25.87 MXN, Expires 3/24/21 ....... 1 24,442,000 (331,202)
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
26.08 MXN, Expires 3/24/21 ....... 1 10,301,000 (130,166)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 26.61 MXN, Expires 8/30/21 .. 1 22,409,000 (515,392)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
27.24 MXN, Expires 4/09/21 ....... 1 30,675,000 (316,101)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 27.38 MXN, Expires 8/11/21 .. 1 22,410,000 (406,659)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 27.60 MXN, Expires 1/14/21 .. 1 6,776,000 (29,009)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 17,020,000 (415,447)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
28.24 MXN, Expires 6/18/21 ....... 1 32,574,000 (372,571)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
28.40 MXN, Expires 6/30/21 ....... 1 32,578,000 $ (386,113)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 29.21 MXN, Expires 1/14/21 .. 1 19,361,000 (48,742)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
30.36 MXN, Expires 6/09/21 ....... 1 9,967,000 (68,315)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 31.74 MXN, Expires 11/09/20 . 1 28,288,000 (2,716)
(14,723,018)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
66.00 JPY, Expires 4/29/21 ....... 1 40,803,000 AUD (225,674)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
72.90 JPY, Expires 4/29/21 ....... 1 5,022,000 AUD (83,518)
Foreign Exchange USD/AUD,
Counterparty HSBK, May Strike Price
1.29 AUD, Expires 5/05/21 ........ 1 28,574,250 (176,280)
Foreign Exchange USD/AUD,
Counterparty MSCO, May Strike Price
1.35 AUD, Expires 5/12/21 ........ 1 58,877,113 (1,068,336)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.38 AUD, Expires 10/21/20 .. 1 19,869,981 (88,384)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.39 AUD, Expires 10/28/20 .. 1 10,648,053 (83,252)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.40 AUD, Expires 10/26/20 .. 1 16,099,466 (178,089)
Foreign Exchange USD/AUD,
Counterparty HSBK, November Strike
Price 1.40 AUD, Expires 11/05/20 ... 1 15,779,623 (238,330)
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.44 AUD, Expires 2/08/21 ... 1 20,448,280 (1,003,873)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
98.00 JPY, Expires 8/11/21 ........ 1 74,383,000 (759,973)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 98.80 JPY, Expires 2/01/21 ... 1 39,032,000 (161,183)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 104.78 JPY, Expires 2/01/21 .. 1 10,260,000 (162,286)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
19.61 MXN, Expires 6/09/21 ....... 1 9,967,000 $ (58,695)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
20.24 MXN, Expires 6/30/21 ....... 1 16,289,000 (171,135)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.94 MXN, Expires 8/30/21 .. 1 22,409,000 (434,974)
Foreign Exchange USD/MXN,
Counterparty MSCO, November Strike
Price 21.37 MXN, Expires 11/25/20 . 1 19,549,000 (249,842)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.43 MXN, Expires 8/11/21 .. 1 22,410,000 (585,359)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 21.63 MXN, Expires 2/12/21 .. 1 51,909,000 (1,250,221)
Foreign Exchange USD/MXN,
Counterparty GSCO, October Strike
Price 22.02 MXN, Expires 10/23/20 . 1 63,718,000 (989,342)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 22.37 MXN, Expires 1/14/21 .. 1 14,521,000 (562,730)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.10 MXN, Expires 1/14/21 .. 1 9,681,000 (578,021)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.10 MXN, Expires 1/14/21 .. 1 32,268,000 (1,926,619)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 23.88 MXN, Expires 11/09/20 . 1 56,575,000 (4,595,520)
(15,631,636)
Total Options Written (Premiums received $28,332,156) ..........................
$ (30,354,654)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $145,978,043, representing 5.9% of net assets.

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

At September 30, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3 .
f
Redemption price at maturity is adjusted for inflation.
g
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 8 regarding fair value measurements.
h
The coupon rate shown represents the rate at period end.
i
Principal amount of security is adjusted for inflation.
j
The security was issued on a discount basis with no stated coupon rate.
k
See Note 7 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 64,716,968 706,586,972 NOK 10/01/20 $ — $ (135,738)
Norwegian Krone ... JPHQ Sell 706,586,972 66,086,231 EUR 10/01/20 1,867,712 (126,923)
Brazilian Real ...... HSBK Buy 18,715,300 3,314,202 10/02/20 17,612 —
Brazilian Real ...... HSBK Sell 18,715,300 3,510,655 10/02/20 178,840 —
Brazilian Real ...... JPHQ Buy 304,574,300 54,517,441 10/02/20 44,617 (339,846)
Brazilian Real ...... JPHQ Sell 304,574,300 57,302,409 10/02/20 3,080,197 —
Euro ............. JPHQ Sell 61,220,514 706,586,972 NOK 10/02/20 3,962,805 —
Mexican Peso ...... GSCO Buy 618,596,000 28,016,123 10/02/20 — (59,509)
Mexican Peso ...... GSCO Sell 618,596,000 29,282,651 10/02/20 1,326,037 —
Norwegian Krone ... JPHQ Sell 706,586,972 63,844,182 EUR 10/02/20 157,523 (1,044,864)
Euro ............. GSCO Buy 4,499,800 5,126,447 10/05/20 148,601 —
Euro ............. GSCO Sell 4,499,800 5,034,916 10/05/20 — (240,132)
Mexican Peso ...... CITI Buy 274,908,000 14,298,018 10/08/20 — (1,883,040)
Mexican Peso ...... CITI Sell 274,908,000 13,340,645 10/08/20 925,666 —
Mexican Peso ...... CITI Buy 206,478,000 10,737,453 10/09/20 — (1,413,948)
Mexican Peso ...... CITI Sell 206,478,000 10,005,476 10/09/20 681,970 —
Australian Dollar .... HSBK Sell 15,958,427 1,194,017,487 JPY 10/13/20 — (106,049)
Euro ............. UBSW Sell 13,744,191 14,788,818 CHF 10/13/20 — (57,413)
Japanese Yen ...... HSBK Sell 1,187,243,135 15,958,427 AUD 10/13/20 170,272 —
Mexican Peso ...... CITI Buy 688,399,000 35,778,644 10/13/20 — (4,709,240)
Mexican Peso ...... CITI Sell 688,399,000 33,291,050 10/13/20 2,221,647 —
Swiss Franc ....... UBSW Sell 14,788,818 13,750,964 EUR 10/13/20 65,354 —
Australian Dollar .... JPHQ Sell 51,735,000 3,914,377,200 JPY 10/14/20 327,031 (257,723)
Euro ............. GSCO Sell 14,665,447 15,760,662 CHF 10/14/20 — (82,224)
Japanese Yen ...... JPHQ Sell 3,847,790,625 51,735,000 AUD 10/14/20 561,960 —
Swiss Franc ....... GSCO Sell 11,811,200 10,984,608 EUR 10/14/20 54,788 —
Euro ............. DBAB Sell 25,437,165 264,467,663 SEK 10/15/20 — (300,548)
Mexican Peso ...... CITI Buy 1,013,293,000 45,089,151 10/15/20 632,440 —
Mexican Peso ...... CITI Sell 1,013,293,000 49,179,909 10/15/20 3,458,318 —
Euro ............. BOFA Buy 6,976,140 7,951,544 10/16/20 228,654 —
Euro ............. BOFA Sell 6,976,140 7,895,595 10/16/20 — (284,603)
Euro ............. DBAB Sell 38,075,546 396,701,500 SEK 10/16/20 — (357,585)
Mexican Peso ...... CITI Buy 927,824,000 41,281,206 10/16/20 578,741 —
Mexican Peso ...... CITI Sell 927,824,000 45,446,593 10/16/20 3,586,646 —
Swedish Krona ..... DBAB Sell 336,000,000 32,249,550 EUR 10/16/20 303,050 —
Australian Dollar .... MSCO Sell 10,709,000 7,808,842 10/23/20 141,396 —
Mexican Peso ...... CITI Sell 341,694,000 15,523,431 10/27/20 128,255 —
Australian Dollar .... HSBK Sell 29,355,000 20,910,770 10/29/20 — (107,131)
Euro ............. CITI Sell 46,965,156 5,804,000,944 JPY 10/30/20 — (55,499)
Japanese Yen ...... JPHQ Buy 14,011,000,000 131,387,204 10/30/20 1,466,976 —
Japanese Yen ...... JPHQ Sell 14,011,000,000 132,081,047 10/30/20 — (773,133)
Brazilian Real ...... CITI Sell 87,600,500 15,994,833 11/04/20 412,795 —
Brazilian Real ...... HSBK Sell 107,432,654 20,370,472 11/04/20 1,278,034 (17,266)
Brazilian Real ...... JPHQ Sell 198,369,538 35,736,423 11/04/20 495,334 (44,116)
Euro ............. UBSW Sell 44,577,944 48,177,781 CHF 11/09/20 526,491 (471,827)
South Korean Won .. HSBK Sell 18,046,110,000 15,115,261 11/10/20 — (361,697)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. GSCO Sell 48,265,610 52,535,332 CHF 11/12/20 $ 506,379 $ (41,587)
Euro ............. DBAB Sell 9,860,918 101,517,656 SEK 11/13/20 — (233,742)
Japanese Yen ...... CITI Buy 6,244,822,276 58,292,547 11/16/20 932,898 —
Japanese Yen ...... CITI Sell 6,244,822,276 58,897,613 11/16/20 — (327,832)
Japanese Yen ...... JPHQ Buy 3,098,516,514 28,914,187 11/16/20 471,921 —
Japanese Yen ...... JPHQ Sell 3,098,516,514 29,160,587 11/16/20 — (225,520)
South Korean Won .. CITI Sell 2,182,000,000 1,782,971 11/16/20 — (88,408)
Euro ............. DBAB Sell 25,720,672 264,467,663 SEK 11/17/20 — (647,261)
Euro ............. BNDP Buy 4,802,000 5,472,215 11/23/20 163,324 —
Euro ............. BNDP Sell 4,802,000 5,440,258 11/23/20 — (195,281)
Australian Dollar .... CITI Sell 89,550,658 6,776,880,391 JPY 11/24/20 155,203 —
Australian Dollar .... JPHQ Sell 61,865,545 4,533,655,583 JPY 11/24/20 — (1,297,590)
Euro ............. HSBK Sell 97,153,484 11,833,785,986 JPY 11/24/20 809,608 (2,588,775)
Japanese Yen ...... CITI Sell 82,255,996 1,106,573 AUD 11/24/20 12,172 —
Brazilian Real ...... CITI Sell 103,097,701 18,757,314 12/02/20 427,639 —
Brazilian Real ...... HSBK Sell 100,214,426 18,215,175 12/02/20 398,115 —
Mexican Peso ...... JPHQ Sell 1,394,549,000 63,303,419 12/08/20 770,492 —
Australian Dollar .... HSBK Sell 27,215,000 2,104,998,605 JPY 12/14/20 485,392 —
Australian Dollar .... JPHQ Sell 16,095,000 1,249,301,946 JPY 12/14/20 328,831 —
Euro ............. DBAB Sell 19,635,757 203,035,344 SEK 12/14/20 — (373,688)
Euro ............. DBAB Sell 25,424,450 264,467,674 SEK 12/15/20 — (307,975)
Mexican Peso ...... JPHQ Sell 715,036,000 32,386,664 12/28/20 397,903 —
Euro ............. CITI Sell 11,738,958 1,445,640,952 JPY 12/30/20 — (69,035)
Mexican Peso ...... MSCO Sell 377,465,000 16,525,403 12/31/20 — (355,480)
Euro ............. CITI Buy 8,760,000 10,217,873 1/04/21 121,026 (45,489)
Euro ............. CITI Sell 8,900,000 10,032,436 1/04/21 — (425,480)
South Korean Won .. DBAB Sell 28,685,000,000 23,926,099 1/13/21 — (681,615)
Euro ............. GSCO Sell 14,676,966 15,760,567 CHF 1/14/21 — (82,366)
Euro ............. JPHQ Sell 3,066,139 3,489,726 1/15/21 — (113,989)
Mexican Peso ...... MSCO Sell 484,085,800 21,839,473 1/19/21 239,128 —
South Korean Won .. HSBK Sell 62,817,875,625 52,118,042 1/19/21 — (1,771,655)
Mexican Peso ...... CITI Sell 484,590,000 22,813,361 1/21/21 1,195,660 —
Mexican Peso ...... CITI Sell 361,135,000 16,986,035 1/22/21 877,614 —
Mexican Peso ...... JPHQ Sell 93,465,000 4,221,163 1/22/21 52,159 —
Australian Dollar .... HSBK Sell 36,734,000 26,174,885 1/27/21 — (133,399)
Japanese Yen ...... CITI Buy 469,730,000 4,484,108 2/03/21 — (22,996)
Japanese Yen ...... CITI Sell 469,730,000 4,468,470 2/03/21 7,358 —
South Korean Won .. DBAB Sell 28,680,000,000 23,945,896 2/04/21 — (658,848)
Euro ............. UBSW Sell 27,519,519 29,578,666 CHF 2/10/21 — (117,622)
Australian Dollar .... HSBK Sell 12,964,000 9,414,457 2/12/21 129,520 —
Euro ............. GSCO Sell 19,515,101 21,014,251 CHF 2/12/21 — (40,598)
Mexican Peso ...... CITI Sell 368,430,700 16,602,334 2/16/21 217,363 —
Australian Dollar .... JPHQ Sell 185,596,654 14,139,179,985 JPY 2/22/21 1,386,247 —
Euro ............. HSBK Sell 48,574,399 6,097,957,242 JPY 2/24/21 788,877 —
Euro ............. HSBK Sell 48,575,961 6,058,005,303 JPY 2/25/21 407,015 —
Euro ............. CITI Sell 46,964,965 5,907,337,849 JPY 2/26/21 870,346 —
Mexican Peso ...... CITI Sell 622,073,000 27,837,977 3/02/21 219,152 —
Euro ............. UBSW Sell 13,709,726 14,788,818 CHF 3/10/21 3,126 —
Australian Dollar .... HSBK Sell 15,958,516 1,229,268,528 JPY 3/11/21 249,677 —
Euro ............. DBAB Sell 38,151,345 396,701,500 SEK 3/15/21 — (524,075)
Euro ............. GSCO Sell 19,513,514 21,014,103 CHF 3/15/21 — (33,162)
Australian Dollar .... HSBK Sell 13,830,000 1,062,019,530 JPY 3/17/21 185,747 —
Mexican Peso ...... MSCO Sell 507,736,400 23,549,926 3/17/21 1,047,834 —
South Korean Won .. CITI Sell 22,784,500,000 19,300,720 3/22/21 — (248,472)
Mexican Peso ...... MSCO Sell 141,170,000 6,363,882 3/24/21 112,690 —
Euro ............. HSBK Sell 48,577,224 5,975,192,891 JPY 3/25/21 — (395,304)
Euro ............. CITI Sell 11,738,958 1,446,486,158 JPY 3/31/21 — (72,048)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 63 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. JPHQ Sell 10,058,992 111,596,972 NOK 3/31/21 $ 123,102 $ —
Mexican Peso ...... GSCO Sell 618,596,000 27,422,467 4/05/21 68,859 —
Euro ............. JPHQ Sell 58,227,043 648,986,972 NOK 4/06/21 1,025,690 —
Mexican Peso ...... CITI Sell 288,996,300 12,906,749 4/13/21 139,366 —
Mexican Peso ...... CITI Sell 903,171,600 40,347,177 4/30/21 524,258 —
Australian Dollar .... CITI Sell 18,000,000 1,384,353,000 JPY 6/23/21 278,292 —
Euro ............. CITI Sell 11,738,963 1,447,414,093 JPY 6/30/21 — (71,925)
Japanese Yen ...... CITI Buy 2,703,540,000 25,879,393 8/13/21 — (132,955)
Japanese Yen ...... CITI Sell 2,703,540,000 25,787,295 8/13/21 40,856 —
Total Forward Exchange Contracts ................................................... $45,200,601 $(25,554,226)
Net unrealized appreciation (depreciation) ............................................ $19,646,375
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Statement of Investments (unaudited), September 30, 2020
Templeton International Bond Fund
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 55.9%
Argentina 1.4%
a,b
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 37,825,031 ARS $ 260,481
Index Linked, 1.2%, 3/18/22 ....... 195,586,494 ARS 1,322,137
Index Linked, 1.4%, 3/25/23 ....... 129,039,105 ARS 842,773
Index Linked, 1.5%, 3/25/24 ....... 129,039,111 ARS 793,052
b,c
Argentina Bonos del Tesoro Nacional en
Pesos Badlar , FRN, 31.641%, (ARS
BADLAR + 2%), 4/03/22 ......... 5,808,000 ARS 39,184
b
Argentina Government Bond ,
18.2%, 10/03/21 ................ 73,832,000 ARS 416,961
16%, 10/17/23 ................. 171,501,000 ARS 674,599
15.5%, 10/17/26 ................ 153,089,000 ARS 457,118
4,806,305
Australia 4.5%
d
Australia Government Bond, Senior
Note, Reg S, 2%, 12/21/21 ........ 21,870,000 AUD 16,017,473
Brazil 0.1%
Brazil Notas do Tesouro Nacional, 10%,
1/01/21 ...................... 1,269,000 BRL 230,412
Colombia 1.4%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 378,000,000 COP 101,156
Senior Bond, 4.375%, 3/21/23 ..... 57,000,000 COP 15,122
Senior Bond, 9.85%, 6/28/27 ...... 91,000,000 COP 30,639
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 11,789,100,000 COP 3,296,210
B, 10%, 7/24/24 ................ 4,505,000,000 COP 1,447,138
4,890,265
Ghana 1.2%
Ghana Government Bond ,
24.75%, 3/01/21 ................ 180,000 GHS 32,374
16.5%, 3/22/21 ................ 360,000 GHS 62,851
16.25%, 5/17/21 ................ 1,510,000 GHS 263,136
24.5%, 6/21/21 ................ 50,000 GHS 9,165
24.75%, 7/19/21 ................ 280,000 GHS 51,498
18.75%, 1/24/22 ................ 2,960,000 GHS 521,872
17.6%, 11/28/22 ................ 130,000 GHS 22,231
19%, 9/18/23 .................. 50,000 GHS 8,415
19.75%, 3/25/24 ................ 2,910,000 GHS 504,520
19%, 11/02/26 ................. 8,740,000 GHS 1,459,080
19.75%, 3/15/32 ................ 8,740,000 GHS 1,410,439
4,345,581
India 2.4%
India Government Bond ,
8.79%, 11/08/21 ................ 110,000,000 INR 1,569,596
8.2%, 2/15/22 ................. 19,000,000 INR 272,324
8.15%, 6/11/22 ................. 82,000,000 INR 1,183,436
8.13%, 9/21/22 ................ 51,000,000 INR 741,951
6.84%, 12/19/22 ................ 12,000,000 INR 171,314
7.16%, 5/20/23 ................ 19,100,000 INR 274,563
8.83%, 11/25/23 ................ 156,700,000 INR 2,362,913

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India (continued)
India Government Bond, (continued)
7.68%, 12/15/23 ................ 43,400,000 INR $ 636,277
9.15%, 11/14/24 ................ 82,200,000 INR 1,265,729
8,478,103
Indonesia 4.4%
Indonesia Government Bond ,
FR39, 11.75%, 8/15/23 .......... 1,040,000,000 IDR 82,344
FR70, 8.375%, 3/15/24 .......... 25,026,000,000 IDR 1,832,885
FR44, 10%, 9/15/24 ............. 686,000,000 IDR 53,455
FR81, 6.5%, 6/15/25 ............ 192,279,000,000 IDR 13,351,632
FR40, 11%, 9/15/25 ............. 1,060,000,000 IDR 86,624
15,406,940
Mexico 11.1%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/10/21 ............... 95,838,000 MXN 4,388,801
M, Senior Note, 7.25%, 12/09/21 ... 230,620,000 MXN 10,772,314
M, 6.5%, 6/09/22 ............... 119,018,000 MXN 5,557,900
M, Senior Note, 6.75%, 3/09/23 .... 266,398,000 MXN 12,673,018
M, Senior Bond, 8%, 12/07/23 ..... 113,932,000 MXN 5,653,400
39,045,433
Norway 4.5%
d
Norway Government Bond ,
144A, Reg S, 3.75%, 5/25/21 ...... 39,383,000 NOK 4,325,155
144A, Reg S, 2%, 5/24/23 ........ 44,234,000 NOK 4,970,327
144A, Reg S, 3%, 3/14/24 ........ 37,171,000 NOK 4,366,091
144A, Reg S, 1.75%, 3/13/25 ...... 12,526,000 NOK 1,429,491
144A, Reg S, 1.5%, 2/19/26 ....... 7,434,000 NOK 846,470
15,937,534
Singapore 4.5%
Singapore Government Bond ,
3.125%, 9/01/22 ................ 5,500,000 SGD 4,253,892
2.375%, 6/01/25 ................ 14,460,000 SGD 11,516,620
15,770,512
South Korea 20.4%
Korea Treasury Bond ,
1.75%, 12/10/20 ................ 3,725,000,000 KRW 3,202,051
1.375%, 9/10/24 ................ 1,485,100,000 KRW 1,292,376
1.875%, 6/10/26 ................ 18,495,000,000 KRW 16,445,936
1.375%, 12/10/29 ............... 59,376,400,000 KRW 50,691,711
71,632,074
Total Foreign Government and Agency Securities (Cost $217,576,742) ............
196,560,632

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.7%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
72.90 JPY, Expires 4/29/21 ....... 1 444,000 AUD $ 17,690
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 79.00 JPY, Expires 1/22/21 ... 1 3,749,000 AUD 21,522
Foreign Exchange AUD/JPY,
Counterparty CITI, October Strike
Price 80.40 JPY, Expires 10/22/20 .. 1 4,441,000 AUD 362
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
81.00 JPY, Expires 4/29/21 ....... 1 2,708,000 AUD 14,933
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
81.00 JPY, Expires 6/21/21 ....... 1 4,164,000 AUD 28,862
Foreign Exchange AUD/JPY,
Counterparty CITI, October Strike
Price 81.10 JPY, Expires 10/30/20 .. 1 4,180,000 AUD 404
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 82.15 JPY, Expires 12/21/20 .. 1 4,990,000 AUD 4,133
Foreign Exchange AUD/JPY,
Counterparty CITI, November Strike
Price 84.33 JPY, Expires 11/12/20 .. 1 1,247,000 AUD 54
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.45 AUD, Expires 1/22/21 ... 1 2,376,359 28,635
Foreign Exchange USD/AUD,
Counterparty HSBK, March Strike
Price 1.46 AUD, Expires 3/22/21 ... 1 2,016,741 29,208
Foreign Exchange USD/AUD,
Counterparty MSCO, February Strike
Price 1.47 AUD, Expires 2/02/21 ... 1 3,202,164 30,935
Foreign Exchange USD/AUD,
Counterparty MSCO, January Strike
Price 1.48 AUD, Expires 1/21/21 ... 1 2,791,123 23,128
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.50 AUD, Expires 10/28/20 .. 1 1,484,072 710
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.53 AUD, Expires 2/08/21 ... 1 2,905,068 15,517
Foreign Exchange USD/AUD,
Counterparty MSCO, November Strike
Price 1.54 AUD, Expires 11/19/20 ... 1 3,053,376 2,479
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.54 AUD, Expires 2/10/21 ... 1 3,450,528 15,951
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 104.78 JPY, Expires 2/01/21 .. 1 1,268,000 26,051
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 110.80 JPY, Expires 2/24/21 .. 1 13,785,000 32,871

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 115.00 JPY, Expires 2/24/21 .. 1 27,570,000 $ 11,961
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
115.95 JPY, Expires 8/11/21 ....... 1 18,375,000 29,249
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 578,000 30,106
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
23.23 MXN, Expires 3/24/21 ....... 1 1,495,000 53,095
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 23.36 MXN, Expires 2/12/21 .. 1 1,854,000 53,803
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
23.75 MXN, Expires 4/09/21 ....... 1 932,000 29,382
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 23.97 MXN, Expires 12/07/20 . 1 3,658,000 46,018
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
24.81 MXN, Expires 6/30/21 ....... 1 2,838,000 84,563
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
25.48 MXN, Expires 4/09/21 ....... 1 890,000 15,504
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
26.09 MXN, Expires 6/18/21 ....... 1 1,891,000 37,241
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 26.72 MXN, Expires 11/09/20 . 1 4,863,000 4,827
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 28.75 MXN, Expires 3/30/21 .. 1 1,958,000 12,125
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 1,734,000 159,676
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 1,735,000 148,934
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 4,390,000 78,652
1,088,581
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
58.95 JPY, Expires 6/21/21 ....... 1 5,552,000 AUD 14,878

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 65.85 JPY, Expires 12/21/20 .. 1 2,495,000 AUD $ 3,206
Foreign Exchange AUD/JPY,
Counterparty CITI, November Strike
Price 66.78 JPY, Expires 11/12/20 .. 1 624,000 AUD 235
Foreign Exchange AUD/JPY,
Counterparty CITI, March Strike Price
68.50 JPY, Expires 3/24/21 ....... 1 2,499,000 AUD 16,235
Foreign Exchange AUD/JPY,
Counterparty CITI, November Strike
Price 69.18 JPY, Expires 11/12/20 .. 1 374,000 AUD 340
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 2,220,000 AUD 24,728
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 4,441,000 AUD 49,468
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.00 JPY, Expires 4/29/21 ....... 1 7,222,000 AUD 87,886
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.44 JPY, Expires 6/21/21 ....... 1 5,552,000 AUD 85,054
Foreign Exchange USD/AUD,
Counterparty MSCO, May Strike Price
1.30 AUD, Expires 5/12/21 ........ 1 2,295,332 18,747
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.33 AUD, Expires 10/28/20 .. 1 834,541 413
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.33 AUD, Expires 1/22/21 ... 1 833,610 5,619
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.34 AUD, Expires 2/08/21 ... 1 1,657,977 15,235
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.40 AUD, Expires 1/22/21 ... 1 797,836 19,483
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 102.10 JPY, Expires 2/24/21 .. 1 13,785,000 133,784
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 102.30 JPY, Expires 2/01/21 .. 1 9,650,000 86,093
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
102.65 JPY, Expires 8/11/21 ....... 1 27,569,000 542,815
Foreign Exchange USD/JPY,
Counterparty CITI, October Strike
Price 103.60 JPY, Expires 10/29/20 . 1 13,785,000 22,687
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.43 MXN, Expires 8/30/21 .. 1 1,300,000 8,622

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.88 MXN, Expires 8/11/21 .. 1 1,301,000 $ 11,631
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.16 MXN, Expires 2/12/21 .. 1 3,013,000 19,249
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
20.66 MXN, Expires 3/24/21 ....... 1 1,464,000 17,087
Foreign Exchange USD/MXN,
Counterparty GSCO, October Strike
Price 20.80 MXN, Expires 10/23/20 . 1 1,848,000 3,051
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 22.45 MXN, Expires 11/09/20 . 1 2,431,000 75,506
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 578,000 31,478
Foreign Exchange USD/MXN,
Counterparty GSCO, October Strike
Price 22.95 MXN, Expires 10/23/20 . 1 1,848,000 79,150
1,372,680
Total Options Purchased (Cost $3,671,956) .....................................
2,461,261
Short Term Investments 35.2%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 20.2%
Argentina 0.1%
a,b
Argentina Letras de la Nacion Argentina
con Ajuste por CER, Index Linked ,
Zero Cpn . , 12/04/20 ............. 50,886,671 ARS 351,531
Brazil 4.2%
e
Brazil Letras do Tesouro Nacional ,
10/01/20 ..................... 35,520,000 BRL 6,323,491
7/01/21 ...................... 25,274,000 BRL 4,419,128
10/01/21 ..................... 12,000,000 BRL 2,078,254
1/01/22 ...................... 10,700,000 BRL 1,834,888
14,655,761
Japan 14.0%
e
Japan Treasury Bills ,
10/12/20 ..................... 225,000,000 JPY 2,132,876
12/14/20 ..................... 1,495,900,000 JPY 14,184,278
1/12/21 ...................... 264,500,000 JPY 2,508,393
2/10/21 ...................... 165,600,000 JPY 1,570,664
3/10/21 ...................... 1,784,300,000 JPY 16,925,543
3/25/21 ...................... 1,248,600,000 JPY 11,844,713
49,166,467

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico 1.9%
e
Mexico Cetes ,
BI, 10/22/20 ................... 9,325,500 MXN $ 420,484
BI, 11/05/20 ................... 16,574,800 MXN 746,116
BI, 12/03/20 ................... 18,431,500 MXN 826,963
BI, 12/17/20 ................... 5,553,300 MXN 248,763
BI, 1/28/21 .................... 18,431,500 MXN 821,542
BI, 2/25/21 .................... 60,255,700 MXN 2,677,141
BI, 3/25/21 .................... 23,888,100 MXN 1,057,810
6,798,819
Total Foreign Government and Agency Securities (Cost $74,789,068) ..............
70,972,578
Industry Shares
Money Market Funds 15.0%
United States 15.0%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 52,700,519 52,700,519
Total Money Market Funds (Cost $52,700,519) ..................................
52,700,519
a a a a a
Total Short Term Investments (Cost $127,489,587 ) ...............................
123,673,097
a a a
a
Total Investments (Cost $348,738,285) 91.8% ...................................
$322,694,990
Options Written (0.7)% .......................................................
(2,530,406)
Other Assets, less Liabilities 8.9% .............................................
31,212,822
Net Assets 100.0% ...........................................................
$351,377,406
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.7)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.75 JPY, Expires 4/29/21 ....... 1 5,416,000 AUD (259,414)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.70 JPY, Expires 12/21/20 .. 1 4,990,000 AUD (75,286)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.00 JPY, Expires 1/22/21 ... 1 3,749,000 AUD (60,762)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.95 JPY, Expires 1/22/21 ... 1 4,441,000 AUD (53,420)
Foreign Exchange AUD/JPY,
Counterparty CITI, October Strike
Price 77.45 JPY, Expires 10/30/20 .. 1 4,180,000 AUD (9,335)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
78.00 JPY, Expires 6/21/21 ....... 1 4,164,000 AUD (62,962)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.40 AUD, Expires 1/22/21 ... 1 797,836 (19,220)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.44 AUD, Expires 10/21/20 .. 1 1,429,997 $ (2,443)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.46 AUD, Expires 10/26/20 .. 1 1,155,799 (1,300)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.52 AUD, Expires 1/22/21 ... 1 1,098,560 (5,744)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.52 AUD, Expires 1/27/21 ... 1 966,455 (5,123)
Foreign Exchange USD/AUD,
Counterparty HSBK, March Strike
Price 1.54 AUD, Expires 3/22/21 ... 1 775,025 (4,896)
Foreign Exchange USD/AUD,
Counterparty MSCO, January Strike
Price 1.57 AUD, Expires 1/21/21 ... 1 1,313,082 (3,747)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.00 JPY, Expires 2/24/21 .. 1 27,570,000 (301,734)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.65 JPY, Expires 2/01/21 .. 1 5,514,000 (42,219)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
109.90 JPY, Expires 8/11/21 ....... 1 27,569,000 (236,550)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 23.46 MXN, Expires 12/07/20 . 1 1,219,000 (20,610)
Foreign Exchange USD/MXN,
Counterparty MSCO, November Strike
Price 23.68 MXN, Expires 11/25/20 . 1 1,135,000 (13,705)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 25.43 MXN, Expires 12/07/20 . 1 1,219,000 (6,890)
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
25.87 MXN, Expires 3/24/21 ....... 1 1,419,000 (19,228)
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
26.08 MXN, Expires 3/24/21 ....... 1 598,000 (7,556)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 26.61 MXN, Expires 8/30/21 .. 1 1,300,000 (29,899)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
27.24 MXN, Expires 4/09/21 ....... 1 1,781,000 (18,353)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 27.38 MXN, Expires 8/11/21 .. 1 1,301,000 (23,608)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 1,463,000 (35,711)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
28.24 MXN, Expires 6/18/21 ....... 1 1,891,000 $ (21,629)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
28.40 MXN, Expires 6/30/21 ....... 1 1,892,000 (22,424)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
30.36 MXN, Expires 6/09/21 ....... 1 578,000 (3,962)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 31.74 MXN, Expires 11/09/20 . 1 2,431,000 (233)
(1,367,963)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
64.86 JPY, Expires 6/21/21 ....... 1 8,328,000 AUD (49,432)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
66.00 JPY, Expires 4/29/21 ....... 1 3,611,000 AUD (19,972)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
72.90 JPY, Expires 4/29/21 ....... 1 444,000 AUD (7,384)
Foreign Exchange USD/AUD,
Counterparty HSBK, May Strike Price
1.29 AUD, Expires 5/05/21 ........ 1 2,148,300 (13,253)
Foreign Exchange USD/AUD,
Counterparty MSCO, May Strike Price
1.35 AUD, Expires 5/12/21 ........ 1 4,425,450 (80,301)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.38 AUD, Expires 10/21/20 .. 1 1,494,125 (6,646)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.39 AUD, Expires 10/28/20 .. 1 800,559 (6,259)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.40 AUD, Expires 10/26/20 .. 1 1,209,911 (13,384)
Foreign Exchange USD/AUD,
Counterparty HSBK, November Strike
Price 1.40 AUD, Expires 11/05/20 ... 1 1,186,218 (17,916)
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.44 AUD, Expires 2/08/21 ... 1 1,537,376 (75,475)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
98.00 JPY, Expires 8/11/21 ........ 1 9,194,000 (93,935)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 98.80 JPY, Expires 2/01/21 ... 1 4,825,000 (19,925)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 104.78 JPY, Expires 2/01/21 .. 1 1,268,000 $ (20,057)
Foreign Exchange USD/JPY,
Counterparty CITI, October Strike
Price 106.00 JPY, Expires 10/29/20 . 1 13,785,000 (126,468)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
19.61 MXN, Expires 6/09/21 ....... 1 578,000 (3,404)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
20.24 MXN, Expires 6/30/21 ....... 1 946,000 (9,939)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.94 MXN, Expires 8/30/21 .. 1 1,300,000 (25,234)
Foreign Exchange USD/MXN,
Counterparty MSCO, November Strike
Price 21.37 MXN, Expires 11/25/20 . 1 1,135,000 (14,505)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.43 MXN, Expires 8/11/21 .. 1 1,301,000 (33,983)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 21.63 MXN, Expires 2/12/21 .. 1 3,013,000 (72,568)
Foreign Exchange USD/MXN,
Counterparty GSCO, October Strike
Price 22.02 MXN, Expires 10/23/20 . 1 3,696,000 (57,387)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 23.88 MXN, Expires 11/09/20 . 1 4,863,000 (395,016)
(1,162,443)
Total Options Written (Premiums received $2,571,737) ...........................
$ (2,530,406)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation.
b
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 8 regarding fair value measurements.
c
The coupon rate shown represents the rate at period end.

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

At September 30, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $31,955,007, representing 9.1% of net assets.
e
The security was issued on a discount basis with no stated coupon rate.
f
See Note 7 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 6,821,236 74,475,000 NOK 10/01/20 $ — $ (14,307)
Norwegian Krone ... JPHQ Sell 74,475,000 6,736,771 EUR 10/01/20 — (84,703)
Brazilian Real ...... CITI Buy 6,743,649 1,193,566 10/02/20 6,980 —
Brazilian Real ...... CITI Sell 6,743,649 1,301,235 10/02/20 100,688 —
Brazilian Real ...... HSBK Buy 9,625,600 1,704,551 10/02/20 9,058 —
Brazilian Real ...... HSBK Sell 9,625,600 1,805,590 10/02/20 91,981 —
Brazilian Real ...... JPHQ Buy 32,312,000 5,777,324 10/02/20 7,696 (32,636)
Brazilian Real ...... JPHQ Sell 32,312,000 6,079,158 10/02/20 326,776 —
Euro ............. JPHQ Sell 10,759,991 595,220,157 JPY 10/02/20 417,684 (112,792)
Japanese Yen ...... JPHQ Sell 533,211,732 4,307,285 EUR 10/02/20 — (5,380)
Mexican Peso ...... GSCO Buy 35,879,000 1,624,955 10/02/20 — (3,452)
Mexican Peso ...... GSCO Sell 35,879,000 1,698,414 10/02/20 76,911 —
Norwegian Krone ... JPHQ Sell 74,475,000 6,706,741 EUR 10/02/20 — (119,904)
Euro ............. GSCO Sell 724,793 810,985 10/05/20 — (38,679)
Mexican Peso ...... CITI Sell 38,753,000 1,701,924 10/08/20 66,084 (114,265)
Mexican Peso ...... CITI Sell 14,740,000 714,268 10/09/20 48,684 —
Australian Dollar .... BNDP Sell 5,500,000 411,596,350 JPY 10/13/20 — (35,757)
Australian Dollar .... HSBK Sell 1,739,995 130,187,295 JPY 10/13/20 — (11,563)
Australian Dollar .... JPHQ Sell 2,655,089 198,461,277 JPY 10/13/20 — (19,481)
Euro ............. HSBK Buy 5,247,292 6,192,602 10/13/20 — (40,091)
Euro ............. HSBK Sell 5,247,292 5,896,592 10/13/20 — (255,919)
Euro ............. UBSW Sell 1,609,670 1,732,013 CHF 10/13/20 — (6,724)
Japanese Yen ...... BNDP Sell 408,100,000 5,500,000 AUD 10/13/20 68,903 —
Mexican Peso ...... CITI Sell 49,145,000 2,376,657 10/13/20 158,604 —
Australian Dollar .... JPHQ Sell 5,672,455 431,856,637 JPY 10/14/20 54,504 (21,622)
Euro ............. GSCO Sell 1,265,372 1,359,870 CHF 10/14/20 — (7,094)
Japanese Yen ...... JPHQ Sell 223,125,000 3,000,000 AUD 10/14/20 32,587 —
Brazilian Real ...... CITI Sell 6,743,649 1,193,165 10/15/20 — (6,970)
Euro ............. DBAB Sell 1,879,214 19,538,000 SEK 10/15/20 — (22,204)
Mexican Peso ...... CITI Sell 72,338,000 3,510,906 10/15/20 246,886 —
Euro ............. BOFA Sell 473,306 535,688 10/16/20 — (19,309)
Euro ............. DBAB Sell 2,812,896 29,307,000 SEK 10/16/20 — (26,417)
Euro ............. HSBK Sell 396,000 447,985 10/16/20 — (16,363)
Mexican Peso ...... CITI Sell 66,237,000 3,244,415 10/16/20 256,049 —
Australian Dollar .... MSCO Sell 805,000 586,994 10/23/20 10,629 —
Japanese Yen ...... JPHQ Buy 150,402,430 1,402,321 10/23/20 23,702 —
Japanese Yen ...... JPHQ Sell 150,402,430 1,416,085 10/23/20 — (9,937)
Euro ............. DBAB Sell 922,000 1,049,623 10/26/20 — (31,772)
Indian Rupee ...... HSBK Sell 154,100,000 2,045,123 10/26/20 — (43,693)
Indian Rupee ...... SCNY Sell 153,361,000 2,033,359 10/26/20 — (45,440)
Mexican Peso ...... CITI Sell 19,864,000 902,437 10/27/20 7,456 —
Australian Dollar .... HSBK Sell 2,207,000 1,572,137 10/29/20 — (8,054)
Euro ............. DBAB Sell 1,425,000 1,681,642 10/29/20 10,167 —
Euro ............. CITI Sell 2,449,820 302,751,144 JPY 10/30/20 — (2,895)
Euro ............. DBAB Buy 3,104,068 3,664,787 10/30/20 — (23,736)
Euro ............. DBAB Sell 3,104,068 3,378,220 10/30/20 — (262,832)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. GSCO Sell 1,005,086 1,093,735 10/30/20 $ — $ (85,225)
Euro ............. HSBK Sell 810,000 881,337 10/30/20 — (68,788)
Japanese Yen ...... CITI Buy 266,126,714 2,487,933 10/30/20 35,516 —
Japanese Yen ...... CITI Sell 266,126,714 2,508,689 10/30/20 — (14,760)
Japanese Yen ...... JPHQ Buy 494,000,000 4,632,452 10/30/20 51,723 —
Japanese Yen ...... JPHQ Sell 494,000,000 4,651,338 10/30/20 — (32,836)
Brazilian Real ...... CITI Sell 20,063,500 3,659,456 11/04/20 90,638 —
Brazilian Real ...... HSBK Sell 22,282,349 4,136,947 11/04/20 182,329 (8,880)
Brazilian Real ...... JPHQ Sell 10,726,202 1,912,262 11/04/20 11,935 (7,609)
Euro ............. UBSW Sell 3,846,299 4,156,902 CHF 11/09/20 45,427 (40,710)
Euro ............. GSCO Sell 4,164,480 4,532,882 CHF 11/12/20 43,692 (3,588)
Euro ............. DBAB Sell 1,897,823 19,537,998 SEK 11/13/20 — (44,986)
Euro ............. DBAB Sell 1,900,158 19,538,000 SEK 11/17/20 — (47,817)
Australian Dollar .... DBAB Buy 4,000,000 2,819,320 11/19/20 44,804 —
Australian Dollar .... DBAB Sell 28,210,000 18,226,481 11/19/20 — (1,972,753)
Singapore Dollar .... SCNY Buy 4,100,000 2,980,968 11/19/20 23,172 —
Singapore Dollar .... SCNY Sell 5,904,297 4,146,218 11/19/20 — (179,962)
South Korean Won .. DBAB Sell 19,729,690,000 16,083,549 11/19/20 — (837,600)
South Korean Won .. SCNY Buy 19,373,000,000 16,556,988 11/19/20 58,247 —
South Korean Won .. SCNY Sell 19,373,000,000 15,794,065 11/19/20 — (821,169)
Euro ............. BOFA Sell 989,468 1,077,006 11/20/20 — (84,143)
Euro ............. BOFA Sell 781,000 858,405 11/23/20 — (58,162)
Euro ............. CITI Sell 48,798 53,649 11/23/20 — (3,619)
Euro ............. GSCO Sell 88,914 97,594 11/23/20 — (6,753)
Australian Dollar .... CITI Sell 8,946,293 677,024,107 JPY 11/24/20 15,505 —
Australian Dollar .... JPHQ Sell 1,787,405 130,985,298 JPY 11/24/20 — (37,490)
Euro ............. HSBK Sell 6,547,407 797,507,374 JPY 11/24/20 54,561 (174,464)
Euro ............. MSCO Sell 807,000 883,036 11/27/20 — (64,123)
Brazilian Real ...... CITI Sell 12,406,827 2,257,264 12/02/20 51,462 —
Brazilian Real ...... HSBK Sell 10,572,641 1,921,704 12/02/20 42,001 —
Indian Rupee ...... SCNY Sell 319,050,200 4,323,466 12/02/20 16,914 —
Mexican Peso ...... JPHQ Sell 80,924,000 3,673,421 12/08/20 44,711 —
Mexican Peso ...... BAST Sell 163,836,511 7,390,010 12/11/20 45,970 —
Australian Dollar .... HSBK Sell 2,290,000 177,124,630 JPY 12/14/20 40,843 —
Australian Dollar .... JPHQ Sell 2,682,455 208,213,530 JPY 12/14/20 54,804 —
Euro ............. DBAB Sell 3,779,080 39,076,002 SEK 12/14/20 — (71,919)
Euro ............. DBAB Sell 1,878,275 19,538,001 SEK 12/15/20 — (22,752)
Japanese Yen ...... MSCO Buy 1,918,000,000 18,129,573 12/18/20 71,795 —
Japanese Yen ...... MSCO Sell 1,918,000,000 18,116,815 12/18/20 518 (85,070)
Japanese Yen ...... JPHQ Buy 19,695,795 188,878 12/24/20 — (1,940)
Mexican Peso ...... JPHQ Sell 61,493,000 2,785,249 12/28/20 34,220 —
Euro ............. CITI Sell 3,033,083 373,521,170 JPY 12/30/20 — (17,837)
Euro ............. BOFA Sell 926,408 1,055,262 1/11/21 — (33,476)
Euro ............. GSCO Sell 1,266,366 1,359,862 CHF 1/14/21 — (7,107)
Mexican Peso ...... CITI Sell 41,674,000 1,961,914 1/21/21 102,825 —
Mexican Peso ...... CITI Sell 31,060,000 1,460,911 1/22/21 75,481 —
Mexican Peso ...... JPHQ Sell 8,042,000 363,201 1/22/21 4,488 —
Australian Dollar .... HSBK Sell 2,761,000 1,967,356 1/27/21 — (10,027)
South Korean Won .. DBAB Sell 49,525,667,500 41,354,098 2/04/21 — (1,134,270)
Euro ............. UBSW Sell 3,222,985 3,464,145 CHF 2/10/21 — (13,775)
Australian Dollar .... HSBK Sell 974,000 707,319 2/12/21 9,731 —
Euro ............. GSCO Sell 1,683,813 1,813,163 CHF 2/12/21 — (3,503)
Mexican Peso ...... CITI Sell 76,068,500 3,427,821 2/16/21 44,878 —
Australian Dollar .... JPHQ Sell 5,362,214 408,505,823 JPY 2/22/21 40,051 —
Euro ............. HSBK Sell 3,273,546 410,956,043 JPY 2/24/21 53,164 —
Euro ............. HSBK Sell 3,273,651 408,263,585 JPY 2/25/21 27,430 —
Australian Dollar .... CITI Sell 5,119,797 387,966,987 JPY 2/26/21 18,725 —

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 63 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. CITI Sell 2,449,810 308,141,454 JPY 2/26/21 $ 45,399 $ —
Japanese Yen ...... JPHQ Buy 192,605,080 1,814,738 2/26/21 15,010 —
Japanese Yen ...... JPHQ Sell 28,538,970 271,197 2/26/21 76 —
Mexican Peso ...... CITI Sell 68,408,000 3,061,281 3/02/21 24,100 —
Euro ............. DBAB Sell 3,493,966 4,138,499 3/08/21 27,324 —
Japanese Yen ...... JPHQ Buy 206,531,830 1,945,752 3/08/21 16,554 —
Japanese Yen ...... JPHQ Sell 206,531,830 1,962,829 3/08/21 524 —
Singapore Dollar .... HSBK Sell 1,617,000 1,186,745 3/08/21 1,591 —
Singapore Dollar .... SCNY Sell 18,025,000 13,212,485 3/08/21 1,352 —
South Korean Won .. HSBK Sell 13,355,000,000 11,262,439 3/08/21 — (195,804)
Euro ............. UBSW Sell 1,605,633 1,732,013 CHF 3/10/21 366 —
Australian Dollar .... HSBK Sell 1,740,005 134,030,845 JPY 3/11/21 27,223 —
Mexican Peso ...... CITI Sell 65,586,000 2,912,370 3/11/21 3,612 —
Euro ............. DBAB Sell 2,818,496 29,307,000 SEK 3/15/21 — (38,717)
Euro ............. GSCO Sell 1,683,676 1,813,150 CHF 3/15/21 — (2,861)
Australian Dollar .... HSBK Sell 23,430,000 1,800,946,950 JPY 3/16/21 330,974 —
Australian Dollar .... HSBK Sell 1,160,000 89,077,560 JPY 3/17/21 15,580 —
Mexican Peso ...... MSCO Sell 43,647,100 2,024,448 3/17/21 90,076 —
South Korean Won .. CITI Sell 955,000,000 808,979 3/22/21 — (10,415)
Japanese Yen ...... JPHQ Buy 19,695,795 189,211 3/24/21 — (2,038)
Mexican Peso ...... MSCO Sell 8,326,000 375,332 3/24/21 6,646 —
Euro ............. HSBK Sell 3,273,736 402,682,657 JPY 3/25/21 — (26,640)
Euro ............. CITI Sell 3,033,083 373,739,552 JPY 3/31/21 — (18,616)
Euro ............. JPHQ Sell 6,712,937 74,475,000 NOK 3/31/21 82,153 —
Mexican Peso ...... GSCO Sell 35,879,000 1,590,522 4/05/21 3,994 —
Euro ............. JPHQ Sell 10,989,174 608,490,040 JPY 4/06/21 122,110 —
Mexican Peso ...... CITI Sell 16,778,900 749,356 4/13/21 8,091 —
Mexican Peso ...... CITI Sell 52,377,100 2,339,830 4/30/21 30,403 —
Euro ............. CITI Sell 3,033,084 373,979,308 JPY 6/30/21 — (18,584)
Total Forward Exchange Contracts ................................................... $4,312,747 $(7,754,779)
Net unrealized appreciation (depreciation) ............................................ $(3,442,032)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust

Quarterly Statement of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
At September 30, 2020, the Funds received United Kingdom Treasury Bonds, Canadian Government Bonds and U.S.
Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Templeton Global Bond Fund - $41,733,381
Templeton Global Total Return Fund - $14,257,344
Templeton International Bond Fund - $989,238
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. The Funds did not hold any interest rate swap contracts at period end.
Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The following Funds have invested in derivatives during the period.
Templeton Emerging Markets Bond Fund – Forwards, swaps and options
Templeton Global Bond Fund - Forwards, swaps and options
Templeton Global Total Return Fund - Forwards, swaps and options
Templeton International Bond Fund - Forwards, swaps and options
4. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
3. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
At September 30, 2020, certain or all Funds had a portion of its net assets denominated in Argentine Pesos. Argentine has had restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Funds’ holdings. At September 30, 2020, the percentage of net assets denominated in Argentine Pesos were as follows:
Templeton Emerging Markets Bond Fund – 6.7%
Templeton Global Bond Fund – 3.0%
Templeton Global Total Return Fund – 3.6%
Templeton International Bond Fund – 1.5%
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6. Restricted Securities
At September 30, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Bond Fund
2,171,539
a
K2016470219 South Africa Ltd., A ............... 05/16/13 - 2/01/17 $ 14,538 $ —
619,903
a
K2016470219 South Africa Ltd., B ............... 2/01/17 460 —
536,580
Reventazon Finance Trust, Senior
Secured Bond, 144A, 8%, 11/15/33 ............. 12/18/13 536,580 553,022
Total Restricted Securities (Value is 2.22% of Net Assets) ............. $551,578 $553,022
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Total Return Fund
434,200,485
b
K2016470219 South Africa Ltd., A ............... 02/22/11 - 2/01/17 $ 1,608,225 $ —
50,014,925
b
K2016470219 South Africa Ltd., B ............... 2/01/17 37,134 —
Total Restricted Securities (Value is —% of Net Assets) .............. $1,645,359 $—
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $812 as of September 30, 2020.
b
The Fund also invests in unrestricted securities of the issuer, valued at $78,088 as of September 30, 2020.
4. Concentration of Risk
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
7. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2020, investments in affiliated management investment companies were as follows:
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a A a a a a a a
Templeton Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $12,266,921 $15,331,620 $(19,241,909) $ — $ — $ 8,356,632 8,356,632 $ 23,445
Total Affiliated Securities .... $12,266,921 $15,331,620 $(19,241,909) $— $— $8,356,632 $23,445
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $3,382,668,169 $8,320,193,935 $(9,756,185,348) — — 1,946,676,756 1,946,676,756 6,529,906
Total Affiliated Securities .... $3,382,668,169 $8,320,193,935 $(9,756,185,348) $— $— $1,946,676,756 $6,529,906
Templeton Global Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $507,468,590 $1,847,859,607 $(2,089,798,840) — — 265,529,357 265,529,357 675,900
Total Affiliated Securities .... $507,468,590 $1,847,859,607 $(2,089,798,840) $— $— $265,529,357 $675,900
Templeton International Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $118,942,853 $170,342,945 $(236,585,279) — — 52,700,519 52,700,519 327,205
Total Affiliated Securities .... $118,942,853 $170,342,945 $(236,585,279) $— $— $52,700,519 $327,205

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
A summary of inputs used as of September 30, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Corporate Bonds ........................ — — 553,834
a
553,834
Foreign Government and Agency Securities :
Argentina ............................ — — 1,464,776 1,464,776
Brazil ............................... — 68,089 — 68,089
Chile ................................ — 1,946,142 — 1,946,142
Colombia ............................ — 818,608 — 818,608
Ethiopia ............................. — 201,056 — 201,056
Ghana .............................. — 1,115,218 — 1,115,218
India ................................ — 624,514 — 624,514
Indonesia ............................ — 1,150,630 — 1,150,630
Mexico .............................. — 3,569,269 — 3,569,269
Senegal ............................. — 206,230 — 206,230
South Korea .......................... — 1,132,915 — 1,132,915
Thailand ............................. — 965,407 — 965,407
Options purchased ....................... — 94,044 — 94,044
Short Term Investments ................... 8,356,632 2,219,956 187,687 10,764,275
Total Investments in Securities ........... $8,356,632 $14,112,078 $2,206,297 $24,675,007
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 295,286 $ — $ 295,286
Restricted Currency (ARS) ................. — — 11,694 11,694
Total Other Financial Instruments ......... $— $295,286 $11,694 $306,980
Receivables:
Interest (ARS) ........................... $— $— $7,892 $7,892
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 165,095 $ — $ 165,095
Forward exchange contracts ................ — 227,743 — 227,743
Total Other Financial Instruments ......... $— $392,838 $— $392,838
Payables:
Deferred Tax (ARS) ....................... $— $— $85 $85
Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities :
Argentina ............................ — — 466,780,127 466,780,127
Brazil ............................... — 589,568,165 — 589,568,165
Colombia ............................ — 437,320,462 — 437,320,462
Ghana .............................. — 402,906,691 — 402,906,691
India ................................ — 104,378,144 — 104,378,144
Indonesia ............................ — 1,561,103,537 — 1,561,103,537
Mexico .............................. — 2,503,355,197 — 2,503,355,197
Norway .............................. — 1,092,236,514 — 1,092,236,514
South Korea .......................... — 1,201,203,731 — 1,201,203,731
Supranational ......................... — 119,999,791 — 119,999,791
U.S. Government and Agency Securities ....... — 4,738,984,346 — 4,738,984,346
Options purchased ....................... — 195,431,560 — 195,431,560
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund (continued)
Assets:
Investments in Securities:
Short Term Investments ................... $ 1,946,676,756 $ 2,133,385,419 $ 28,262,740 $ 4,108,324,915
Total Investments in Securities ........... $1,946,676,756 $15,079,873,557 $495,042,867 $17,521,593,180
Other Financial Instruments:
Forward exchange contracts ............... — 208,993,086 — 208,993,086
Restricted Currency (ARS) ................. — — 3,177,108 3,177,108
Total Other Financial Instruments ......... $— $208,993,086 $3,177,108 $212,170,194
Receivables:
Interest (ARS) ........................... $— $— $22,232,595 $22,232,595
Liabilities:
Other Financial Instruments:
Options written .......................... — 190,685,200 — 190,685,200
Forward exchange contracts ................ — 157,647,327 — 157,647,327
Total Other Financial Instruments ......... $— $348,332,527 $— $348,332,527
Payables:
Deferred Tax (ARS) ....................... $— $— $29,885 $29,885
Templeton Global Total Return Fund
Assets:
Investments in Securities:
Common Stocks ........................ — — —
a
—
Corporate Bonds ........................ — — 78,088
a
78,088
Foreign Government and Agency Securities :
Argentina ............................ — — 80,726,805 80,726,805
Bosnia and Herzegovina ................. — 25,393 — 25,393
Brazil ............................... — 20,431,090 — 20,431,090
Colombia ............................ — 88,997,323 — 88,997,323
Ghana .............................. — 114,995,367 — 114,995,367
Indonesia ............................ — 186,980,921 — 186,980,921
Mexico .............................. — 334,842,141 — 334,842,141
Norway .............................. — 145,874,562 — 145,874,562
South Korea .......................... — 138,329,075 — 138,329,075
U.S. Government and Agency Securities ....... — 603,376,154 — 603,376,154
Options purchased ....................... — 30,050,985 — 30,050,985
Short Term Investments ................... 289,485,607 421,275,402 4,435,120 715,196,129
Total Investments in Securities ........... $289,485,607 $2,085,178,413 $85,240,013 $2,459,904,033
Other Financial Instruments:
Forward exchange contracts ............... — 45,200,601 — 45,200,601
Restricted Currency (ARS) ................. — — 501,868 501,868
Total Other Financial Instruments ......... $— $45,200,601 $501,868 $45,702,469
Receivables:
Interest (ARS) ........................... $— $— $2,943,361 $2,943,361
Liabilities:
Other Financial Instruments:
Options written .......................... — 30,354,654 — 30,354,654
Forward exchange contracts ................ — 25,554,226 — 25,554,226
Total Other Financial Instruments ......... $— $55,908,880 $— $55,908,880
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2020, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Total Return Fund (continued)
Liabilities:
Payables:
Deferred Tax (ARS) ....................... $— $— $4,151 $4,151
Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities :
Argentina ............................ $ — $ — $ 4,806,305 $ 4,806,305
Australia ............................. — 16,017,473 — 16,017,473
Brazil ............................... — 230,412 — 230,412
Colombia ............................ — 4,890,265 — 4,890,265
Ghana .............................. — 4,345,581 — 4,345,581
India ................................ — 8,478,103 — 8,478,103
Indonesia ............................ — 15,406,940 — 15,406,940
Mexico .............................. — 39,045,433 — 39,045,433
Norway .............................. — 15,937,534 — 15,937,534
Singapore ............................ — 15,770,512 — 15,770,512
South Korea .......................... — 71,632,074 — 71,632,074
Options purchased ....................... — 2,461,261 — 2,461,261
Short Term Investments ................... 52,700,519 70,621,047 351,531 123,673,097
Total Investments in Securities ........... $52,700,519 $264,836,635 $5,157,836 $322,694,990
Other Financial Instruments:
Forward exchange contracts ............... — 4,312,747 — 4,312,747
Restricted Currency (ARS) ................. — — 31,459 31,459
Total Other Financial Instruments ......... $— $4,312,747 $31,459 $4,344,206
Receivables:
Interest (ARS) ........................... $— $— $211,537 $211,537
Liabilities:
Other Financial Instruments:
Options written .......................... — 2,530,406 — 2,530,406
Forward exchange contracts ................ — 7,754,779 — 7,754,779
Total Other Financial Instruments ......... $— $10,285,185 $— $10,285,185
Payables:
Deferred Tax (ARS) ....................... $— $— $115 $115
a
Includes securities determined to have no value at September 30, 2020.
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ 1,993 $ — $ — $ — $ — $ — $ — $ (1,993) $ —
c
$ (1,993)
Corporate Bonds :
South Africa .. 878 82 — 125 — (5,964) — 5,691 812
c
5,691
United States . 552,327 — (10,260) — — — — 10,955 553,022 11,058
Foreign
Government and
Agency Securities 1,770,959 10,905,120 (1,358,112) — — 406,181 (5,002,603) 4,557,839 1,464,776 1,187,543
Short Term
Investments .... 489,445 286,758 (304,671) — — 86,814 (122,316) (248,343) 187,687 (106,901)
Total Investments in
Securities ......... $2,815,602 $11,191,960 $(1,673,043) $125 $— 487,031 (5,124,919) 4,324,149 $2,206,297 1,095,398
Other Financial Instruments:
Restricted
Currency (ARS) .
$497,166 $809,924 $(967,934) $— $— $— $(339,465) $12,003 $11,694 $(250)
Receivables:
Interest (ARS) .
$50,491 $132,202 $(241,199) $— $— $— $(27,648) $94,046 $7,892 $(636)
Liabilities:
Payables:
Deferred Tax (ARS)
$164 $— $— $— $— $— $— $(79) $85 $(79)
Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign
Government and
Agency Securities 421,896,146 278,839,287 (113,449,479) — — 62,735,040 (201,978,704) 18,737,837 466,780,127 (58,554,600)
Short Term
Investments .... 41,783,420 43,705,984 (26,470,895) — — 7,808,512 (10,062,138) (28,502,143) 28,262,740 (16,097,572)
Total Investments in
Securities ......... $463,679,566 $322,545,271 $(139,920,374) $— $— 70,543,552 (212,040,842) (9,764,306) $495,042,867 (74,652,172)
Other Financial Instruments:
Restricted
Currency (ARS) .
$96,378,491 $107,687,266 $(185,134,380) $— $— $— $(19,980,516) $4,226,247 $3,177,108 $(106,602)
Receivables:
Interest (ARS) .
$20,624,672 $69,086,703 $(58,382,745) $— $— $— $(9,638,574) $542,539 $22,232,595 $(677,078)
Liabilities:
Payables:
Deferred Tax (ARS)
$57,813 $— $— $— $— $— $— $(27,928) $29,885 $(27,928)
Templeton Global Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. 345,754 — — — — — — (345,754) —
c
(345,754)
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2020, are as follows:
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
Templeton Global Total Return Fund (continued)
Assets:
Investments in Securities:
Corporate Bonds :
South Africa .. $ 96,896 $ — $ — $ 32,272 $ — $ 904,438 $ — $ (955,518) $ 78,088
c
$ (955,518)
Foreign
Government and
Agency Securities 74,554,061 47,534,623 (26,263,429) — — 13,268,940 (59,836,428) 31,469,038 80,726,805 (2,050,382)
Short Term
Investments .... 5,831,458 6,718,229 (3,712,902) — — 1,133,725 (1,403,572) (4,131,820) 4,435,120 (2,398,536)
Total Investments in
Securities ......... $80,828,169 $54,252,852 $(29,976,331) $32,272 $— 15,307,103 (61,240,000) 26,035,946 $85,240,013 (5,750,190)
Other Financial Instruments:
Restricted
Currency (ARS) .
$14,601,411 $15,814,046 $(27,707,225) $— $— $— $(3,037,706) $831,342 $501,868 $(10,524)
Receivables:
Interest (ARS) .
$2,621,567 $9,125,853 $(8,855,127) $— $— $— $(1,354,141) $1,405,209 $2,943,361 $(98,548)
Liabilities:
Payables:
Deferred Tax (ARS)
$8,030 $— $— $— $— $— $— $(3,879) $4,151 $(3,879)
Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign
Government and
Agency Securities 4,541,263 2,632,248 (1,315,982) — — 693,517 (2,478,707) 733,966 4,806,305 (240,854)
Short Term
Investments .... 398,851 528,825 (252,443) — — 81,390 (95,268) (309,824) 351,531 (190,108)
Total Investments in
Securities ......... $4,940,114 $3,161,073 $(1,568,425) $— $— 774,907 (2,573,975) 424,142 $5,157,836 (430,962)
Other Financial Instruments:
Restricted
Currency (ARS) .
$1,007,116 $1,146,276 $(1,955,126) $— $— $— $(205,201) $38,394 $31,459 $(875)
Receivables:
Interest (ARS) .
$193,203 $656,884 $(581,593) $— $— $— $(99,416) $42,459 $211,537 $(6,186)
Liabilities:
Payables:
Deferred Tax (ARS)
$222 $— $— $— $— $— $— $(107) $115 $(107)
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
b
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
c
Includes securities determined to have no value.
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount/
Range (Weight
Average)
Impact to
Fair Value
if Input
Increases
a
Templeton Emerging
Markets Bond Fund
Assets:
Investments in Securities:
Corporate Bonds:
United States
........
$553,022 Discounted cash flow Discount rate
b
7.5% Decrease
c
Foreign Government and
Agency Securities:
Argentina
...........
1,464,776 Market comparables Implied foreign
exchange rate
145.3 ARS/USD Decrease
c
Short Term Investments:
Argentina
...........
187,687 Market comparables Implied foreign
exchange rate
145.3 ARS/USD Decrease
f
All Other
............
20,398
d,e
Liabilities:
All Other
............
85
e
Total
...............
$2,225,798
Templeton Global Bond
Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities:
Argentina
...........
$466,780,127 Market comparables Implied foreign
exchange rate
145.3 ARS/USD Decrease
c
Short Term Investments:
Argentina
...........
28,262,740 Market comparables Implied foreign
exchange rate
145.3 ARS/USD Decrease
f
Receivables:
Interest
(
ARS
)
.........
22,232,595 Market comparables Implied foreign
exchange rate
145.3 ARS/USD Decrease
f
All Other
............
3,177,108
e
Liabilities:
All Other
............
29,885
e
Total
...............
$520,422,685
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount/
Range (Weight
Average)
Impact to
Fair Value
if Input
Increases
a
Templeton Global Total
Return Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities:
Argentina
...........
$80,726,805 Market comparables Implied foreign
exchange rate
145.3 ARS/USD Decrease
c
Short Term Investments:
Argentina
...........
4,435,120 Market comparables Implied foreign
exchange rate
145.3 ARS/USD Decrease
f
Receivables:
Interest
(
ARS
)
.........
2,943,361 Market comparables Implied foreign
exchange rate
145.3 ARS/USD Decrease
f
All Other
............
579,956
d,e
Liabilities:
All Other
............
4,151
e
Total
...............
$88,681,091
Templeton International
Bond Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities:
Argentina
...........
$4,806,305 Market comparables Implied foreign
exchange rate
145.3 ARS/USD Decrease
c
Short Term Investments:
Argentina
...........
351,531 Market comparables Implied foreign
exchange rate
145.3 ARS/USD Decrease
f
All Other
............
242,996
e
Liabilities:
All Other
............
115
e
Total
...............
$5,400,717
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
c
Represents a significant impact to fair value and net assets.
d
Includes securities determined to have no value at September 30, 2020
e
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
f
Represents a significant impact to fair value but not net assets.
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BAST
Banco Santander SA
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
UBSW
UBS AG
Selected Portfolio
FRN Floating Rate Note
LIBOR London Inter-Bank Offered Rate
PIK Payment-In-Kind
Currency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CHF
Swiss Franc
CLP
Chilean Peso
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
THB
Thai Baht
USD
United States Dollar
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.